UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor Raleigh, NC	27626-0575
(Address of principal executive offices)	(Zip code)

Keith F. Karlawish, President

BB&T Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-228-1872

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

BB&T Large Cap Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Shares		Fair Value
COMMON STOCKS (97.9%)
	Consumer Discretionary (15.4%)
524,890	Home Depot, Inc. (The)	$20,654,421
332,576	Target Corp.	21,151,834
723,938	Tiffany & Co.(b)	38,412,150
507,722	Time Warner, Inc.	10,682,471
585,159	Walt Disney Co. (The)(b)	19,977,328

		110,878,204

	Consumer Staples (8.3%)
124,739	Altria Group, Inc.	8,749,194
718,139	Kraft Foods, Inc., Class A	25,314,400
417,211	Procter & Gamble Co.	25,529,141

		59,592,735

	Energy (10.6%)
197,245	Anadarko Petroleum Corp.(b)	10,254,768
296,597	Chevron Corp.	24,985,331
238,885	ConocoPhillips	18,752,472
260,984	Exxon Mobil Corp.	21,891,338

		75,883,909

	Financials (18.4%)
306,626	American International Group, Inc.	21,473,019
225,005	Bank of New York Mellon Corp. (The)(a)	9,324,207
419,961	Citigroup, Inc.	21,539,800
456,950	JPMorgan Chase & Co.	22,139,227
171,128	Merrill Lynch & Co., Inc.(b)	14,302,878
932,163	Progressive Corp. (The)	22,306,661
268,837	Travelers Cos., Inc. (The)	14,382,780
195,966	Wells Fargo & Co.	6,892,124

		132,360,696

	Health Care (18.0%)
328,741	Amgen, Inc.(a) (b)	18,176,090
327,097	Eli Lilly & Co.	18,278,180
523,907	Johnson & Johnson	32,283,149
411,292	Medtronic, Inc.	21,329,603
457,133	Merck & Co., Inc.	22,765,224
652,186	Pfizer, Inc.	16,676,396

		129,508,642

	Industrials (6.0%)
573,470	General Electric Co.	21,952,431
435,217	USG Corp.(a) (b)	21,343,042

		43,295,473

	Information Technology (19.3%)
886,258	Cisco Systems, Inc.(a) (b)	24,682,285
760,122	Dell, Inc.(a)	21,701,483
528,543	eBay, Inc.(a) (b)	17,008,514
1,267,479	Intel Corp.	30,115,301
218,795	Microsoft Corp.	6,447,889
414,762	QUALCOMM, Inc.	17,996,523
756,104	Yahoo!, Inc.(a) (b)	20,513,102

		138,465,097

	Materials (1.3%)
226,831	Alcoa, Inc.	9,193,460

	Utilities (0.6%)
217,882	Duke Energy Corp.(b)	3,987,241

	Total Common Stocks (Cost $562,611,265)	703,165,457

Principal Amount
REPURCHASE AGREEMENT (2.4%)
$ 17,025,584	U.S. Bank N.A., 5.05%, dated 6/29/07, maturing 7/2/07, with a maturity value of $17,032,749 (Collateralized fully by U.S. Government Agencies)	17,025,584

	Total Repurchase Agreement (Cost $17,025,584)	17,025,584

Shares
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (17.9%)
128,686,306	Mount Vernon Securities Lending Prime Portfolio	128,686,306

	Total Securities Held as Collateral for Securities on Loan (Cost $128,686,306)	128,686,306

Total Investments — 118.2% (Cost $708,323,155)		848,877,347
Net Other Assets (Liabilities) — (18.2)%		(130,589,995)

NET ASSETS — 100.0%		$718,287,352

See footnote legend to Schedules of Portfolio Investments.

See notes to Schedules of Portfolio Investments.

BB&T Mid Cap Value Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Shares		Fair Value
COMMON STOCKS (95.4%)
	Consumer Discretionary (20.5%)
208,050	Clear Channel Communications, Inc.	$7,868,451
281,700	Discovery Holding Co., Class A(a) (b)	6,476,283
86,900	Gannett Co., Inc.(b)	4,775,155
97,750	International Speedway Corp., Class A	5,152,403
653,550	Interpublic Group of Cos., Inc.(a) (b)	7,450,470
102,700	Kohl’s Corp.(a)	7,294,781
154,225	Leggett & Platt, Inc.	3,400,661
99,250	R.H. Donnelley Corp.(a) (b)	7,521,165
251,350	Select Comfort Corp.(a) (b)	4,076,897
73,350	Universal Technical Institute, Inc.(a) (b)	1,862,356

		55,878,622

	Energy (1.7%)
109,550	Forest Oil Corp.(a) (b)	4,629,583

	Financials (28.6%)
456,800	Annaly Capital Management, Inc., REIT	6,587,056
173,800	Aon Corp.	7,405,618
116,100	Commerce Bancorp, Inc.	4,294,539
177,095	Endurance Specialty Holdings, Ltd.	7,090,884
174,997	Fidelity National Financial, Inc., Class A(b)	4,147,429
321,650	Hudson City Bancorp, Inc.(b)	3,930,563
225,000	Leucadia National Corp.(b)	7,931,250
127,000	MBIA, Inc.(b)	7,901,940
183,050	Mercury General Corp.	10,087,885
207,100	Popular, Inc.(b)	3,328,097
135,250	StanCorp Financial Group, Inc.	7,097,920
315,900	Waddell & Reed Financial, Inc., Class A	8,216,559

		78,019,740

	Health Care (9.6%)
62,950	Genzyme Corp.(a) (b)	4,053,980
221,150	King Pharmaceuticals, Inc.(a) (b)	4,524,729
51,300	Medco Health Solutions, Inc.(a)	4,000,887
124,650	STERIS Corp.	3,814,290
138,950	Watson Pharmaceuticals, Inc.(a)	4,520,044
63,250	Zimmer Holdings, Inc.(a)	5,369,292

		26,283,222

	Industrials (2.5%)
60,430	ChoicePoint, Inc.(a)	2,565,254
90,150	Crane Co.	4,097,317

		6,662,571

	Information Technology (29.7%)
106,100	Affiliated Computer Services, Inc., Class A(a)	6,017,992
912,400	BISYS Group, Inc. (The)(a)	10,793,692
104,650	BMC Software, Inc.(a)	3,170,895
450,800	CA, Inc.(b)	11,644,164
120,350	Computer Sciences Corp.(a)	7,118,702
130,500	CSG Systems International, Inc.(a) (b)	3,459,555
559,050	EarthLink, Inc.(a)	4,176,104
66,400	Fair Isaac Corp.	2,663,968
89,755	Fidelity National Information Services, Inc.	4,871,901
406,500	First Data Corp.	13,280,355
76,800	MoneyGram International, Inc.	2,146,560
188,700	Progress Software Corp.(a)	5,998,773
210,050	Synopsys, Inc.(a)	5,551,622

		80,894,283

	Materials (2.8%)
271,875	Valspar Corp.	7,723,969

	Total Common Stocks (Cost $217,803,488)	260,091,990

Principal Amount
REPURCHASE AGREEMENT (4.0%)
$10,941,699	U.S. Bank N.A., 5.05%, dated 6/29/07, maturing 7/2/07, with a maturity value of $10,946,303 (Collateralized fully by U.S. Government Agencies)	10,941,699

	Total Repurchase Agreement (Cost $10,941,699)	10,941,699

Shares
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (25.9%)
70,556,547	Mount Vernon Securities Lending Prime Portfolio	70,556,547

	Total Securities Held as Collateral for Securities on Loan (Cost $70,556,547)	70,556,547

Total Investments — 125.3% (Cost $299,301,734)		341,590,236
Net Other Assets (Liabilities) — (25.3)%		(69,049,706)

NET ASSETS — 100.0%		$272,540,530

See footnote legend to Schedules of Portfolio Investments.

See notes to Schedules of Portfolio Investments.

BB&T Mid Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Shares		Fair Value
COMMON STOCKS (92.8%)
	Consumer Discretionary (17.3%)
32,000	Chipotle Mexican Grill, Inc., Class A(a) (b)	$2,728,960
42,500	Coach, Inc.(a)	2,014,075
100,000	Crocs, Inc.(a) (b)	4,303,000
81,500	Focus Media Holding, Ltd., ADR(a) (b)	4,115,750
102,000	GameStop Corp., Class A(a)	3,988,200
78,550	Guess?, Inc.(b)	3,773,542
79,000	Hilton Hotels Corp.(b)	2,644,130
51,000	J. Crew Group, Inc.(a) (b)	2,758,590
43,500	Phillips-Van Heusen Corp.(b)	2,634,795
58,125	Under Armour, Inc., Class A(a) (b)	2,653,406

		31,614,448

	Consumer Staples (4.6%)
64,925	Bare Escentuals, Inc.(a)	2,217,189
70,175	Fomento Economico Mexicano S.A.B de C.V., ADR	2,759,281
78,550	Hansen Natural Corp.(a)	3,376,079

		8,352,549

	Energy (9.9%)
50,275	Cameron International Corp.(a) (b)	3,593,154
39,800	Core Laboratories N.V.(a)	4,047,262
33,500	Diamond Offshore Drilling, Inc.(b)	3,402,260
29,325	National Oilwell Varco, Inc.(a)	3,056,838
37,700	Transocean, Inc.(a) (b)	3,995,446

		18,094,960

	Financials (6.5%)
22,000	Affiliated Managers Group, Inc.(a) (b)	2,832,720
33,500	AllianceBernstein Holding L.P.	2,917,515
4,400	Chicago Mercantile Exchange Holdings, Inc., Class A	2,351,184
13,500	IntercontinentalExchange, Inc.(a) (b)	1,995,975
68,600	Invecso PLC, ADR	1,773,310

		11,870,704

	Health Care (7.1%)
47,125	Celgene Corp.(a) (b)	2,701,676
47,125	Cerner Corp.(a) (b)	2,614,024
73,000	Hologic, Inc.(a) (b)	4,037,630
70,000	Thermo Fisher Scientific, Inc.(a) (b)	3,620,400

		12,973,730

	Industrials (17.9%)
128,800	ABB, Ltd., ADR(b)	2,910,880
125,000	BE Aerospace, Inc.(a) (b)	5,162,500
103,000	Chicago Bridge & Iron Co. N.V.	3,887,220
48,175	Corrections Corp. of America(a)	3,040,325
62,825	Joy Global, Inc.(b)	3,664,582
40,500	Manitowoc Co., Inc. (The)	3,255,390
59,700	Monster Worldwide, Inc.(a) (b)	2,453,670
30,000	Precision Castparts Corp.(b)	3,640,800
73,000	SunPower Corp., Class A(a) (b)	4,602,650

		32,618,017

	Information Technology (20.2%)
144,000	Activision, Inc.(a) (b)	2,688,480
63,875	Akamai Technologies, Inc.(a) (b)	3,106,880
81,675	Amphenol Corp., Class A(b)	2,911,714
24,600	Apple, Inc.(a)	3,002,184
60,500	Broadcom Corp., Class A(a)	1,769,625
121,475	Ciena Corp.(a) (b)	4,388,892
27,750	Cognizant Technology Solutions Corp., Class A(a)	2,083,747
6,800	Google, Inc., Class A(a)	3,558,984
46,600	MEMC Electronic Materials, Inc.(a)	2,848,192
49,000	MICROS Systems, Inc.(a) (b)	2,665,600
79,600	Polycom, Inc.(a)	2,674,560
78,550	Varian Semiconductor Equipment Associates, Inc.(a)	3,146,713
55,500	VeriFone Holdings, Inc.(a) (b)	1,956,375

		36,801,946

	Materials (2.9%)
58,500	Companhia Vale do Rio Doce, ADR(b)	2,606,175
85,000	Titanium Metals Corp.(a) (b)	2,711,500

		5,317,675

	Telecommunication Services (5.2%)
67,025	American Tower Corp., Class A(a)	2,815,050
50,000	NII Holdings, Inc.(a) (b)	4,037,000
133,500	Time Warner Telecom, Inc., Class A(a) (b)	2,683,350

		9,535,400

	Utilities (1.2%)
43,500	Allegheny Energy, Inc.(a)	2,250,690

	Total Common Stocks (Cost $126,606,943)	169,430,119

EXCHANGE TRADED FUNDS (2.0%)
31,750	iShares Russell MidCap Growth Index Fund(b)	3,616,643

	Total Exchange Traded Funds (Cost $3,610,493)	3,616,643

Principal Amount
REPURCHASE AGREEMENT (5.1%)
$ 9,288,776	U.S. Bank N.A., 5.05%, dated 6/29/07, maturing 7/2/07, with a maturity value of $9,292,685 (Collateralized fully by U.S. Government Agencies)	9,288,776

	Total Repurchase Agreement (Cost $9,288,776)	9,288,776

Shares
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (46.7%)
85,284,594	Mount Vernon Securities Lending Prime Portfolio	85,284,594

	Total Securities Held as Collateral for Securities on Loan (Cost $85,284,594)	85,284,594

Total Investments — 146.6% (Cost $224,790,806)		267,620,132
Net Other Assets (Liabilities) — (46.6)%		(85,037,112)

NET ASSETS — 100.0%		$182,583,020

See footnote legend to Schedules of Portfolio Investments.

See notes to Schedules of Portfolio Investments.

BB&T Small Cap Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Shares		Fair Value
COMMON STOCKS (89.2%)
	Consumer Discretionary (15.8%)
32,487	CEC Entertainment, Inc.(a)	$1,143,542
83,000	Charlotte Russe Holding, Inc.(a)	2,230,210
39,547	DEB Shops, Inc.	1,093,474
152,800	Emmis Communications Corp., Class A(b)	1,407,288
223,041	Hartmarx Corp.(a) (b)	1,777,637
16,010	MDC Holdings, Inc.(b)	774,244
63,700	P.F. Chang’s China Bistro, Inc.(a) (b)	2,242,240
29,916	Polaris Industries, Inc.(b)	1,620,251
44,373	Stanley Furniture Co., Inc.(b)	911,421
146,800	Steak n Shake Co. (The)(a) (b)	2,450,092
8,147	Strattec Security Corp.(a)	382,909
11,796	Zale Corp.(a) (b)	280,863

		16,314,171

	Consumer Staples (2.3%)
26,600	Inter Parfums, Inc.	708,092
36,600	Sanderson Farms, Inc.(b)	1,647,732

		2,355,824

	Energy (7.9%)
48,636	Berry Petroleum Co., Class A(b)	1,832,605
27,406	Forest Oil Corp.(a) (b)	1,158,178
10,624	Oceaneering International, Inc.(a)	559,247
28,719	Oil States International, Inc.(a) (b)	1,187,243
232,035	Pioneer Drilling Co.(a)	3,459,642

		8,196,915

	Financials (14.7%)
31,400	Assured Guaranty, Ltd.	928,184
43,160	Colonial BancGroup, Inc. (The)	1,077,705
68,032	Dime Community Bancshares(b)	897,342
73,024	First State Bancorp	1,554,681
16,442	Hilb, Rogal & Hobbs Co.(b)	704,704
46,610	Investment Technology Group, Inc.(a)	2,019,611
29,110	Midland Co. (The)	1,366,424
98,306	NewAlliance Bancshares, Inc.(b)	1,447,064
17,334	Peoples Bancorp, Inc.	469,231
53,680	Phoenix Cos., Inc. (The)(b)	805,737
31,689	Stewart Information Services Corp.	1,262,173
29,020	Triad Guaranty, Inc.(a) (b)	1,158,769
33,595	Wintrust Financial Corp.(b)	1,473,141

		15,164,766

	Health Care (5.6%)
112,200	American Medical Systems Holdings, Inc.(a) (b)	2,024,088
60,000	Healthspring, Inc.(a)	1,143,600
82,200	SonoSite, Inc.(a) (b)	2,583,546

		5,751,234

	Industrials (21.0%)
32,380	Curtiss-Wright Corp.(b)	1,509,232
26,900	Esterline Technologies Corp.(a) (b)	1,299,539
94,863	Gibraltar Industries, Inc.(b)	2,101,215
7,160	Granite Construction, Inc.	459,529
42,028	HNI Corp.(b)	1,723,148
28,955	Kaydon Corp.(b)	1,509,135
126,819	LaBarge, Inc.(a)	1,558,605
44,580	Moog, Inc., Class A(a)	1,966,424
51,546	Mueller Industries, Inc.(b)	1,775,244
124,324	Navigant Consulting, Inc.(a) (b)	2,307,453
30,340	Oshkosh Truck Corp.	1,908,993
56,644	Regal-Beloit Corp.(b)	2,636,212
21,284	Universal Forest Products, Inc.(b)	899,462

		21,654,191

	Information Technology (19.4%)
96,500	Avocent Corp.(a) (b)	2,799,465
123,743	Cognex Corp.(b)	2,785,455
37,473	Comtech Telecommunications Corp.(a) (b)	1,739,497
151,959	Exar Corp.(a) (b)	2,036,251
78,200	Gevity HR, Inc.	1,511,606
355,063	Ixia(a) (b)	3,287,883
85,800	Perot Systems Corp., Class A(a) (b)	1,462,032
149,053	Richardson Electronics, Ltd.(b)	1,378,740
125,588	Rudolph Technologies, Inc.(a)	2,086,017
6,644	SanDisk Corp.(a)	325,157
13,950	Varian Semiconductor Equipment Associates, Inc.(a)	558,837

		19,970,940

	Materials (0.9%)
43,645	Glatfelter(b)	593,135
42,000	IAMGOLD Corp.(b)	321,720

		914,855

	Utilities (1.6%)
13,810	AGL Resources, Inc.	559,029
20,860	Empire District Electric Co. (The)(b)	466,638
10,068	Laclede Group, Inc. (The)	320,968
7,876	UIL Holdings Corp.	260,695

		1,607,330

	Total Common Stocks (Cost $78,152,300)	91,930,226

Principal Amount
CORPORATE BONDS (0.1%)
	Industrials (0.1%)
$125,000	Mueller Industries, Inc., 6.000%, 11/1/14	116,094

	Total Corporate Bonds (Cost $125,000)	116,094

Shares
EXCHANGE TRADED FUNDS (2.9%)
7,400	iShares Russell 2000 Growth Index Fund	634,772
14,700	iShares Russell 2000 Index Fund(b)	1,219,218
8,100	iShares S&P SmallCap 600 Index Fund(b)	575,829
4,100	iShares S&P SmallCap 600/BARRA Growth Index Fund(b)	579,904

	Total Exchange Traded Funds (Cost $2,367,465)	3,009,723

Continued

BB&T Small Cap Fund

Schedule of Portfolio Investments — (continued)

June 30, 2007 (Unaudited)

Principal Amount		Fair Value
REPURCHASE AGREEMENT (7.7%)
$7,899,356	U.S. Bank N.A., 5.05%, dated 6/29/07, maturing 7/2/07, with a maturity value of $7,902,680 (Collateralized fully by U.S. Government Agencies)	$7,899,356

	Total Repurchase Agreement (Cost $7,899,356)	7,899,356

Shares
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (39.6%)
40,716,912	Mount Vernon Securities Lending Prime Portfolio	40,716,912

	Total Securities Held as Collateral for Securities on Loan (Cost $40,716,912)	40,716,912

Total Investments — 139.5% (Cost $129,261,033)		143,672,311
Net Other Assets (Liabilities) — (39.5)%		(40,662,492)

NET ASSETS — 100.0%		$103,009,819

See footnote legend to Schedules of Portfolio Investments.

See notes to Schedules of Portfolio Investments.

BB&T International Equity Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Shares		Fair Value
COMMON STOCKS (95.3%)
	Australia (3.8%)
42,518	National Australia Bank, Ltd.	$1,478,642
544,515	Qantas Airways, Ltd.	2,585,189
87,553	QBE Insurance Group, Ltd.	2,315,901

		6,379,732

	Austria (0.4%)
25,648	Telekom Austria AG	642,198

	Belgium (1.2%)
15,120	KBC Groep NV	2,046,833

	Denmark (0.6%)
8,850	Novo Nordisk A/S, B Shares	965,735

	Finland (1.8%)
43,499	Nokia OYJ	1,225,166
96,353	Stora Enso OYJ, R Shares	1,823,124

		3,048,290

	France (7.1%)
65,135	AXA SA	2,821,914

6,886	Compagnie Generale des Etablissements Michelin, B Shares	967,871
121,674	France Telecom SA	3,359,477
7,106	Sanofi-Aventis	578,021
52,633	Total SA	4,292,704

		12,019,987

	Germany (10.2%)
16,201	Allianz SE	3,806,363
13,729	DaimlerChrysler AG	1,274,510
10,360	Deutsche Postbank AG	912,398
7,629	E.ON AG	1,283,357
23,271	Henkel KGaA	1,231,188
18,147	IKB Deutsche Industriebank AG	664,379
7,004	MAN AG	1,012,042
15,551	Metro AG	1,294,005
2,737	Muenchener Rueckversicherungs AG	504,503
25,214	SAP AG	1,299,177
26,216	Siemens AG	3,781,335

		17,063,257

	Greece (0.8%)
23,201	Alpha Bank AE	731,655
11,834	National Bank of Greece SA.	679,111

		1,410,766

	Hong Kong (1.3%)
82,500	Esprit Holdings, Ltd.	1,046,654
63,000	Sun Hung Kai Properties, Ltd.	758,172
129,500	Yue Yuen Industrial Holdings, Ltd.	401,624

		2,206,450

	Ireland (2.9%)
94,630	Bank of Ireland	1,913,477
24,573	CRH PLC	1,218,257
46,747	Depfa Bank PLC.	828,836
69,362	Experian Group, Ltd.	876,810

		4,837,380

	Italy (3.3%)
31,845	Fiat SpA	951,234
433,697	Intesa Sanpaolo SpA	3,246,050
161,437	UniCredito Italiano SpA	1,448,640

		5,645,924

	Japan (18.0%)
37,500	Aeon Co., Ltd.	697,462
14,800	Aiful Corp.	425,519
63,800	Asahi Breweries, Ltd.	990,228
110,000	Bank of Yokohama, Ltd. (The)	771,899
42,600	Bridgestone Corp.	913,413
30,300	Canon, Inc.	1,779,241
128	East Japan Railway Co.	987,614
5,800	Fast Retailing Co., Ltd.	413,125
5,300	Funai Electric Co., Ltd.	309,499
49,400	Honda Motor Co., Ltd.	1,805,482
24,400	Hoya Corp.	810,526
241	Japan Tobacco, Inc.	1,190,075
80	KDDI Corp.	593,218
90,000	Kubota Corp.	730,965
62,500	Mitsubishi Corp.	1,639,594
23,000	Mitsui Fudosan Co., Ltd.	646,335
103,000	Mitsui Sumitomo Insurance Co., Ltd.	1,323,419
6,900	Murata Manufacturing Co., Ltd.	520,617
22,200	Nitto Denko Corp.	1,121,494
23,300	NOK Corp.	492,020
36,200	Nomura Holdings, Inc.	705,624
60,000	NTN Corp.	518,010
615	NTT DoCoMo, Inc.	974,010
9,200	Rohm Co., Ltd.	818,193
18,000	Shin-Etsu Chemical Co., Ltd.	1,287,959
4,500	SMC Corp.	599,391
45,000	Sompo Japan Insurance, Inc.	551,513
197	Sumitomo Mitsui Financial Group, Inc.	1,840,000
92,000	Sumitomo Trust & Banking Co., Ltd. (The)	877,970
12,430	Takefuji Corp.	417,951
111,000	Tokyo Gas Co., Ltd.	526,489
32,500	Toyota Motor Corp.	2,058,883
7,520	Yamada Denki Co., Ltd.	786,661

		30,124,399

	Netherlands (7.2%)
89,742	ABN AMRO Holding NV	4,135,772
52,413	ASML Holding NV(a)	1,454,242
35,915	ING Groep NV	1,593,900
17,650	Koninklijke Philips Electronics NV	753,920
60,109	Reed Elsevier NV	1,150,357
87,973	Royal KPN NV	1,466,911
33,203	TNT NV	1,502,302

		12,057,404

	Norway (1.5%)
53,650	Statoil ASA	1,669,469
42,900	Telenor ASA(a)	842,075

		2,511,544

	Spain (2.2%)
199,198	Banco Santander Central Hispano SA	3,690,899

	Sweden (1.8%)
75,100	Sandvik AB	1,526,334
358,000	Telefonaktiebolaget LM Ericsson, B Shares	1,437,402

		2,963,736

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2007 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Switzerland (10.0%)
37,982	Clariant AG(a)	$618,782
48,392	Credit Suisse Group	3,460,533
9,345	Holcim, Ltd.	1,015,977
4,203	Nestle SA	1,603,437
62,595	Novartis AG	3,535,862
27,266	Roche Holding AG	4,852,745
54,235	STMicroelectronics NV	1,053,356
2,572	Straumann Holding AG	724,329

		16,865,021

	United Kingdom (21.2%)
20,532	AstraZeneca PLC	1,106,216
51,854	Balfour Beatty PLC	461,290
237,742	Barclays PLC	3,322,793
448,876	BP PLC	5,435,404
73,818	British Sky Broadcasting Group PLC	948,703
71,621	Cadbury Schweppes PLC	977,997
20,680	Carnival PLC	990,438
92,505	Diageo PLC	1,926,336
31,114	GlaxoSmithKline PLC	815,370
35,106	Home Retail Group PLC	323,580
111,222	Kesa Electricals PLC	702,983
239,286	Kingfisher PLC	1,088,363
166,350	Prudential PLC	2,385,114
108,429	Rentokil Initial PLC	349,469
11,864	Rio Tinto PLC	911,754
245,557	Royal Bank of Scotland Group PLC	3,121,362
35,267	Scottish & Southern Energy PLC	1,026,184
173,848	Tesco PLC	1,461,010
1,702,229	Vodafone Group PLC	5,735,854
65,239	Wolseley PLC	1,574,708
55,068	WPP Group PLC	827,712

		35,492,640

	Total Common Stocks (Cost $106,346,593)	159,972,195

Principal Amount
REPURCHASE AGREEMENT (4.2%)
$7,070,658	U.S. Bank N.A., 5.05%, dated 6/29/07, maturing 7/2/07, with a maturity value of $7,073,634 (Collateralized fully by U.S. Government Agencies)	7,070,658

	Total Repurchase Agreement (Cost $7,070,658)	7,070,658

Total Investments — 99.5% (Cost $113,417,251)		167,042,853
Net Other Assets (Liabilities) — 0.5%		759,654

NET ASSETS — 100.0%		$167,802,507

Sector	Percentage of net assets
Consumer Discretionary	10.9%
Consumer Staples	6.8%
Energy	6.8%
Financials	31.8%
Health Care	7.5%
Industrials	10.8%
Information Technology	6.2%
Materials	4.7%
Repurchase Agreements	4.2%
Telecommunication Services	8.1%
Utilities	1.7%

99.5%

See footnote legend to the Schedule of Portfolio Investments.

See notes to Schedules of Portfolio Investments.

BB&T Special Opportunities Equity Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Shares		Fair Value
COMMON STOCKS (84.4%)
	Consumer Discretionary (8.8%)
343,500	Comcast Corp., Class A(a) (b)	$9,659,220
23,901	Laureate Education, Inc.(a)	1,473,735
379,000	News Corp., Class A	8,038,590
232,000	Yum! Brands, Inc.	7,591,040

		26,762,585

	Consumer Staples (4.9%)
97,000	Costco Wholesale Corp.(b)	5,676,440
299,000	Smithfield Foods, Inc.(a) (b)	9,206,210

		14,882,650

	Energy (14.1%)
119,000	Apache Corp.	9,709,210
235,800	CONSOL Energy, Inc.	10,872,738
25,000	Magellan Midstream Holdings L.P.(b)	750,000
110,500	Noble Corp.	10,775,960
198,500	Weatherford International, Ltd.(a) (b)	10,965,140

		43,073,048

	Financials (7.7%)
292,500	E*Trade Financial Corp.(a)	6,461,325
10,800	Markel Corp.(a)	5,233,248
78,000	SLM Corp.	4,491,240
206,500	Wells Fargo & Co.	7,262,605

		23,448,418

	Health Care (15.0%)
83,000	Coventry Health Care, Inc.(a)	4,784,950
161,000	McKesson Corp.	9,602,040
49,500	MedCath Corp.(a)	1,574,100
247,000	Teva Pharmaceutical Industries, Ltd., ADR(b)	10,188,750
144,000	UnitedHealth Group, Inc.	7,364,160
287,000	Varian Medical Systems, Inc.(a) (b)	12,200,370

		45,714,370

	Industrials (8.6%)
40,000	Esco Technologies, Inc.(a) (b)	1,450,400
215,000	J.B. Hunt Transport Services, Inc.(b)	6,303,800
85,000	L-3 Communications Holdings, Inc.	8,278,150
698,000	Southwest Airlines Co.(b)	10,407,180

		26,439,530

	Information Technology (22.2%)
229,900	Activision, Inc.(a)	4,292,233
133,000	Akamai Technologies, Inc.(a) (b)	6,469,120
288,000	CheckFree Corp.(a) (b)	11,577,600
14,000	Corning, Inc.(a)	357,700
217,180	Digital River, Inc.(a)	9,827,395
149,000	Fair Isaac Corp.	5,977,880
214,785	Harris Corp.(b)	11,716,522
397,000	Symantec Corp.(a) (b)	8,019,400
349,000	Yahoo!, Inc.(a) (b)	9,468,370

		67,706,220

	Materials (3.1%)
348,000	Nalco Holding Co.	9,552,600

	Total Common Stocks (Cost $199,793,822)	257,579,421

INVESTMENT COMPANY (0.1%)
16,900	Morgan Stanley Quality Municipal Income Trust	237,445

	Total Investment Company (Cost $220,634)	237,445

Principal Amount
REPURCHASE AGREEMENT (15.6%)
$47,495,754	U.S. Bank N.A., 5.05%, dated 6/29/07, maturing 7/2/07, with a maturity value of $ 47,515,742 (Collateralized fully by U.S. Government Agencies)	47,495,754

	Total Repurchase Agreement (Cost $47,495,754)	47,495,754

Shares
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (25.0%)
76,401,741	Mount Vernon Securities Lending Prime Portfolio	76,401,741

	Total Securities Held as Collateral for Securities on Loan (Cost $76,401,741)	76,401,741

Total Investments — 125.1% (Cost $323,911,951)		381,714,361
Net Other Assets (Liabilities) — (25.1)%		(76,513,473)

NET ASSETS — 100.0%		$305,200,888

See footnote legend to Schedules of Portfolio Investments.

See notes to Schedules of Portfolio Investments.

BB&T Equity Income Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Shares		Fair Value
COMMON STOCKS (86.6%)
	Consumer Discretionary (3.1%)
237,000	Regal Entertainment Group, Class A(b)	$5,197,410

	Consumer Staples (8.1%)
34,000	Altria Group, Inc.	2,384,760
21,570	Diageo PLC, ADR	1,796,997
56,500	General Mills, Inc.	3,300,730
91,000	PepsiCo, Inc.	5,901,350

		13,383,837

	Energy (20.9%)
94,500	BP PLC, ADR	6,817,230
62,800	Chevron Corp.	5,290,272
75,000	ConocoPhillips	5,887,500
104,110	Kinder Morgan Management LLC(a) (b)	5,403,309
150,132	Natural Resource Partners, L.P.	5,711,021
7,866	Natural Resource Partners, L.P., SUB UNIT	297,650
42,000	Petroleo Brasileiro SA, ADR	5,093,340

		34,500,322

	Financials (17.8%)
71,000	Citigroup, Inc.	3,641,590
131,500	Endurance Specialty Holdings, Ltd.	5,265,260
83,000	Federated Investors, Inc., Class B	3,181,390
167,000	First Industrial Realty Trust, Inc., REIT	6,472,920
124,500	U.S. Bancorp	4,102,275
101,400	Washington Real Estate Investment Trust, REIT(b)	3,447,600
81,400	Weingarten Realty Investors, REIT(b)	3,345,540

		29,456,575

	Health Care (9.7%)
90,000	Abbott Laboratories	4,819,500
112,000	GlaxoSmithKline PLC, ADR	5,865,440
210,000	Pfizer, Inc.	5,369,700

		16,054,640

	Industrials (11.0%)
85,000	Avery Dennison Corp.	5,650,800
169,000	General Electric Co.	6,469,320
82,000	United Parcel Service, Inc., Class B	5,986,000

		18,106,120

	Information Technology (8.7%)
125,000	Microchip Technology, Inc.(b)	4,630,000
196,000	Nokia Corp., ADR	5,509,560
378,856	Taiwan Semiconductor Manufacturing Co., Ltd., ADR(b)	4,216,670

		14,356,230

	Materials (2.3%)
75,500	E.I. DuPont de Nemours & Co.	3,838,420

	Telecommunication Services (3.2%)
129,000	Verizon Communications, Inc.	5,310,930

	Utilities (1.8%)
34,000	Dominion Resources, Inc.	2,934,540

	Total Common Stocks (Cost $117,909,788)	143,139,024

Principal Amount
REPURCHASE AGREEMENT (13.8%)
$22,781,163	U.S. Bank N.A., 5.05%, dated 6/29/07, maturing 7/2/07, with a maturity value of $22,790,750 (Collateralized fully by U.S. Government Agencies)	22,781,163

	Total Repurchase Agreement (Cost $22,781,163)	22,781,163

Shares
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (11.2%)
18,594,158	Mount Vernon Securities Lending Prime Portfolio	18,594,158

	Total Securities Held as Collateral for Securities on Loan (Cost $18,594,158)	18,594,158

Total Investments — 111.6% (Cost $159,285,109)		184,514,345
Net Other Assets (Liabilities) — (11.6)%		(19,164,152)

NET ASSETS — 100.0%		$165,350,193

See footnote legend to Schedules of Portfolio Investments.

See notes to Schedules of Portfolio Investments.

BB&T Short U.S. Government Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (4.6%)
	Federal Home Loan Mortgage Corp. (2.4%)
$ 787,718	4.500%, 1/15/11, Series 2782, Class MC	$784,689
217,288	3.500%, 8/15/16, Series 2866, Class WE	216,782

		1,001,471

	Federal National Mortgage Association (2.2%)
950,339	6.000%, 4/25/18, Series 2002-27, Class VB	948,663

	Total Collateralized Mortgage Obligations (Cost $1,964,604)	1,950,134

MORTGAGE-BACKED SECURITIES (27.3%)
	Federal Home Loan Mortgage Corp. (6.4%)
448,487	5.000%, 12/1/08, Pool #M80714	445,951
1,489,885	4.500%, 1/1/10, Pool #M80792	1,469,508
200,245	6.500%, 5/1/13, Pool #E00548	204,834
605,818	6.000%, 9/1/16, Pool #E01049	609,254

		2,729,547

	Federal National Mortgage Association (20.9%)
1,181,505	4.500%, 1/1/10, Pool #254626	1,156,475
457,539	6.500%, 8/1/13, Pool #251901	468,180
366,194	6.000%, 3/1/16, Pool #253702	368,413
369,794	6.000%, 4/1/16, Pool #535846	372,035
639,035	6.500%, 4/1/16, Pool #253706	653,048
270,756	6.000%, 8/1/16, Pool #545125	272,370
1,572,571	5.000%, 11/1/17, Pool #254510	1,525,355
1,694,490	5.000%, 12/1/17, Pool #254545	1,643,614
2,473,487	4.500%, 3/1/18, Pool #555292	2,356,825

		8,816,315

	Total Mortgage-Backed Securities (Cost $11,877,259)	11,545,862

U.S. GOVERNMENT AGENCIES (45.2%)
	Federal Farm Credit Bank (14.0%)
5,000,000	4.125%, 4/15/09	4,908,400
1,000,000	5.375%, 7/18/11	1,004,417

		5,912,817

	Federal Home Loan Bank (11.5%)
4,000,000	3.750%, 8/18/09(b)	3,887,880
1,000,000	4.625%, 2/18/11, Series 616(b)	980,606

		4,868,486

	Federal Home Loan Mortgage Corp. (10.4%)
4,500,000	2.750%, 3/15/08	4,419,869

	Federal National Mortgage Association (9.3%)
1,500,000	4.625%, 1/15/08	1,493,918
2,500,000	3.875%, 2/15/10(b)	2,421,517

		3,915,435

	Total U.S. Government Agencies (Cost $19,173,874)	19,116,607

U.S. TREASURY NOTES (22.1%)
4,000,000	4.625%, 3/31/08(b)	3,988,124
3,000,000	3.125%, 4/15/09(b)	2,910,000
2,500,000	4.250%, 10/15/10(b)	2,451,953

	Total U.S. Treasury Notes (Cost $9,402,825)	9,350,077

REPURCHASE AGREEMENT (0.4%)
150,303	U.S. Bank N.A., 5.05%, dated 6/29/07, maturing 7/2/07, with a maturity value of $150,366 (Collateralized fully by U.S. Government Agencies)	150,303

	Total Repurchase Agreement (Cost $150,303)	150,303

Shares
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (40.1%)
16,952,595	Mount Vernon Securities Lending Prime Portfolio	16,952,595

	Total Securities Held as Collateral for Securities on Loan (Cost $16,952,595)	16,952,595

Total Investments — 139.7% (Cost $59,521,460)		59,065,578
Net Other Assets (Liabilities) — (39.7)%		(16,790,770)

NET ASSETS — 100.0%		$42,274,808

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to Schedules of Portfolio Investments.

BB&T Intermediate U.S. Government Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (13.8%)
	Federal Home Loan Mortgage Corp. (13.8%)
$ 2,302,000	5.000%, 7/15/23, Series 2638, Class DH	$2,150,775
19,136,728	5.125%, 10/15/15, Series R003, Class AG	18,812,235

	Total Collateralized Mortgage Obligations (Cost $21,055,799)	20,963,010

MORTGAGE-BACKED SECURITIES (51.2%)
	Federal Home Loan Mortgage Corp. (8.4%)
6,752,240	4.500%, 2/1/18, Pool #E94445	6,435,970
6,478,964	5.500%, 2/1/29, Pool #A18613(b)	6,280,677

		12,716,647

	Federal National Mortgage Association (42.8%)
5,740,804	5.000%, 1/1/18, Pool #650205	5,569,210
4,946,975	4.500%, 3/1/18, Pool #555292(b)	4,713,649
1,827,624	5.500%, 1/1/33, Pool #678321	1,771,157
3,546,548	5.000%, 7/1/33, Pool #724965	3,340,030
1,266,240	5.000%, 8/1/33, Pool #738751	1,192,435
986,917	5.000%, 8/1/33, Pool #724365	929,444
992,914	5.000%, 10/1/33, Pool #753298	935,023
3,222,658	6.500%, 11/1/34, Pool #783476	3,253,909
22,471,966	4.500%, 2/1/35, Pool #815426	20,471,790
13,716,238	5.500%, 5/1/35, Pool #825530(b)	13,262,667
9,603,704	5.500%, 9/1/35, Pool #835787	9,286,127

		64,725,441

	Total Mortgage-Backed Securities (Cost $80,344,376)	77,442,088

U.S. GOVERNMENT AGENCIES (25.7%)
	Federal Home Loan Bank (5.2%)
8,000,000	4.875%, 11/18/11(b)	7,879,288

	Federal Home Loan Mortgage Corp. (7.9%)
12,002,000	5.500%, 8/20/19, Callable 8/20/07 @100(b)	11,880,408

	Private Export Funding Corp. (9.1%)
4,350,000	4.974%, 8/15/13	4,273,353
10,000,000	4.550%, 5/15/15	9,479,490

		13,752,843

	Tennessee Valley Authority (3.5%)
5,000,000	6.790%, 5/23/12, Series A(b)	5,314,275

	Total U.S. Government Agencies (Cost $40,058,034)	38,826,814

U.S. TREASURY NOTES (8.5%)
3,000,000	4.500%, 9/30/11(b)	2,950,782
10,106,069	2.000%, 4/15/12(b) (g)	9,885,506

	Total U.S. Treasury Notes (Cost $13,031,418)	12,836,288

REPURCHASE AGREEMENT (0.8%)
1,159,193	U.S. Bank N.A., 5.05%, dated 6/29/07, maturing 7/2/07, with a maturity value of $1,159,681 (Collateralized fully by U.S. Government Agencies)	1,159,193

	Total Repurchase Agreement (Cost $1,159,193)	1,159,193

Shares
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (41.8%)
63,345,942	Mount Vernon Securities Lending Prime Portfolio	63,345,942

	Total Securities Held as Collateral for Securities on Loan (Cost $63,345,942)	63,345,942

Total Investments — 141.8% (Cost $218,994,762)		214,573,335
Net Other Assets (Liabilities) — (41.8)%		(63,206,553)

NET ASSETS — 100.0%		$151,366,782

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to Schedules of Portfolio Investments.

BB&T Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (11.8%)
$7,600,000	American Express Credit Account Master Trust, Series 2003-2, Class A, 5.430%, 10/15/10* (d)	$7,607,545
3,996,000	American Express Credit Account Master Trust, Series 2005-6, Class A, 5.320%, 3/15/11* (d)	3,989,610
6,084,000	Chase Credit Card Master Trust, Series 2003-3, Class A, 5.430%, 10/15/10* (d)	6,091,511
5,095,000	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4, Class 1A5 STEP, 5.416%, 5/25/33(d)	4,847,586
2,000,000	Chase Issuance Trust, Series 2005-A3, Class A, 5.340%, 10/17/11*	2,000,939
5,617,000	Citibank Credit Card Issuance Trust, Series 2003-A1, Class A1, 5.456%, 1/15/10* (d)	5,620,863
4,000,000	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AF2, STEP, 4.831%, 8/25/35	3,926,974
5,500,000	Discover Card Master Trust I, Series 2003-4, Class A1, 5.430%, 5/15/11*	5,508,902
1,057,000	Discover Card Master Trust I, Series 2004-2, Class A1, 5.340%, 5/15/10*	1,057,157
2,150,000	MBNA Credit Card Master Note Trust, Series 2003-A3, Class A3, 5.440%, 8/16/10* (d)	2,152,134
5,278,000	MBNA Credit Card Master Note Trust, Series 2003-A9, Class A9, 5.450%, 2/15/11* (d)	5,287,403
3,497,504	Residential Asset Mortgage Products, Inc., Series 2003-RS4, Class AI6, 4.018%, 3/25/33	3,323,868

	Total Asset Backed Securities (Cost $51,966,821)	51,414,492

COLLATERALIZED MORTGAGE OBLIGATIONS (3.6%)
	Federal Home Loan Mortgage Corp. (1.5%)
3,300,765	5.000%, 8/15/31, Series 3025, Class AB	3,219,844
3,269,822	5.500%, 7/15/16, Series 3061, Class VU	3,261,892

		6,481,736

	Federal National Mortgage Association (2.1%)
2,936,497	4.000%, 1/25/18, Series 2003-35, Class NA	2,795,495
3,628,424	5.000%, 5/25/22, Series 2003-79, Class NX	3,547,784
2,848,896	5.500%, 10/25/24, Series 2006-18, Class CA	2,825,849

		9,169,128

	Total Collateralized Mortgage Obligations (Cost $15,709,768)	15,650,864

COMMERCIAL MORTGAGE-BACKED SECURITIES (9.5%)
1,793,000	Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A5, 4.811%, 12/10/42	1,692,803
2,337,000	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A3, 5.390%, 9/10/47	2,290,627
7,138,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A3, 5.607%, 10/15/48(d)	7,078,897
4,180,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3, 5.293%, 12/11/49	4,067,997
4,300,000	CS First Boston Mortgage Securities Corp., Series 2005-C5, Class AAB, 5.100%, 8/15/38*	4,169,715
3,937,000	GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4, 5.512%, 11/10/45*	3,829,290
7,280,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class A3B, 5.579%, 5/12/45(d)	7,194,629
4,587,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A2, 5.134%, 5/15/47(d)
		4,391,778
2,600,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46*
		2,551,170
4,180,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A2, 5.167%, 12/15/43(d)	4,093,738

	Total Commercial Mortgage-Backed Securities (Cost $42,413,411)	41,360,644

CORPORATE BONDS (17.0%)
	Consumer Discretionary (1.2%)
2,200,000	Historic TW, Inc., 9.125%, 1/15/13	2,527,131
2,864,000	Time Warner, Inc., 5.875%, 11/15/16	2,785,529

		5,312,660

	Financials (9.9%)
4,325,000	Bank of America Corp., 5.370%, 2/12/10*	4,326,202
2,115,000	Bank of America Corp., 5.625%, 10/14/16	2,082,042
2,115,000	Capital One Financial Corp., 5.500%, 6/1/15	2,041,534
2,355,000	ERP Operating LP, 5.125%, 3/15/16	2,223,528
3,459,000	GATX Financial Corp., 5.125%, 4/15/10	3,415,105
4,148,000	General Electric Capital Corp., MTN, Series A, 5.460%, 6/15/09*	4,157,283
4,460,000	General Electric Capital Corp., MTN, Series A, 6.000%, 6/15/12	4,539,544
1,927,000	General Electric Capital Corp., MTN, Series A, 5.000%, 1/8/16	1,825,420
4,289,000	Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	4,075,575
1,827,000	Lehman Brothers Holdings, Inc., MTN, Series G, 4.800%, 3/13/14	1,724,253
1,915,000	Merrill Lynch & Co., MTN, Series C, 5.450%, 7/15/14	1,872,960
4,360,000	Prudential Financial, Inc., MTN, Series B, 5.100%, 9/20/14	4,177,364
2,240,000	Ventas Realty LP/Ventas Capital Corp. REIT, 6.750%, 4/1/17	2,212,000
4,325,000	Wachovia Bank N.A., 5.360%, 2/23/09*	4,325,640

		42,998,450

	Health Care (0.4%)
2,167,000	Cardinal Health, Inc., 4.000%, 6/15/15	1,881,563

	Industrials (1.2%)
1,768,000	Corrections Corp. of America, 6.250%, 3/15/13	1,697,280
3,350,000	Goodrich (BF) Corp., 6.290%, 7/1/16	3,421,375

		5,118,655

	Information Technology (2.6%)
3,499,000	Cisco Systems, Inc., 5.500%, 2/22/16	3,414,352
1,712,000	Electronic Data Systems Corp., Series B, 6.500%, 8/1/13	1,692,060
540,000	Hewlett-Packard Co., 5.400%, 3/1/17	522,218

Continued

BB&T Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2007 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Information Technology — (continued)
$ 2,195,000	New Cingular Wireless Services, Inc., 8.125%, 5/1/12(d)	$2,413,499
1,386,000	Oracle Corp. and Ozark Holding, Inc., 5.000%, 1/15/11	1,366,033
2,128,000	Oracle Corp. and Ozark Holding, Inc., 5.250%, 1/15/16	2,040,427

		11,448,589

	Utilities (1.7%)
2,316,000	FirstEnergy Corp., Series B, 6.450%, 11/15/11	2,374,857
1,909,000	Ohio Power Co., Series K, 6.000%, 6/1/16	1,910,825
2,730,000	TECO Energy, Inc., 7.500%, 6/15/10	2,840,005

		7,125,687

	Total Corporate Bonds (Cost $74,952,182)	73,885,604

MORTGAGE-BACKED SECURITIES (35.5%)
	Federal Home Loan Mortgage Corp. (18.7%)
1,769,164	6.000%, 10/1/19, Pool #G11679	1,784,676
2,813,971	5.000%, 5/1/20, Pool #B19275	2,721,579
1,382,306	5.500%, 11/1/20, Pool #J02711	1,362,540
494,270	5.500%, 3/1/21, Pool #J01432	487,202
4,398,628	5.000%, 9/1/21, Pool #G12381(b)	4,254,206
3,461,649	5.500%, 10/1/21, Pool #G12425(b)	3,410,292
4,011,765	5.500%, 11/1/21, Pool #G12454(b)	3,952,246
1,363,451	5.000%, 12/1/21, Pool #J04025	1,317,895
2,524,970	5.000%, 7/1/25, Pool #C90908	2,405,548
2,070,192	4.500%, 6/1/35, Pool #G01842	1,884,121
4,794,404	5.500%, 6/1/35, Pool #A35148(b)	4,634,897
3,127,577	5.500%, 7/1/35, Pool #A36540	3,023,524
1,186,383	6.000%, 7/1/35, Pool #A36304	1,177,564
1,117,623	5.500%, 8/1/35, Pool #A36652	1,080,440
1,717,781	5.000%, 9/1/35, Pool #A37961	1,614,392
917,070	5.500%, 9/1/35, Pool #G08080	886,560
4,246,308	5.121%, 12/1/35, Pool #847603* (b)	4,188,786
1,392,321	5.500%, 12/1/35, Pool #A40359	1,346,000
1,781,807	5.000%, 3/1/36, Pool #G08115	1,674,564
3,798,586	5.500%, 4/1/36, Pool #A44445(b)	3,665,519
1,790,474	6.500%, 5/1/36, Pool #A48509	1,809,726
631,871	5.000%, 7/1/36, Pool #G02291	592,787
5,379,294	5.936%, 12/1/36, Pool #1J1390*	5,370,883
3,589,774	5.975%, 1/1/37, Pool #1Q0192*	3,601,980
4,187,763	6.000%, 4/1/37, Pool #A58853	4,149,463
14,094,000	5.000%, 7/1/37(f)	13,208,728
5,869,000	6.000%, 7/1/37(f)	5,813,978

		81,420,096

	Federal National Mortgage Association (15.3%)
118,393	6.000%, 10/1/13, Pool #252061	119,461
197,477	5.500%, 4/1/18, Pool #685496	195,242
2,763,240	4.500%, 6/1/19, Pool #780349	2,629,007
340,690	5.000%, 8/1/20, Pool #832058	329,483
494,352	5.000%, 8/1/20, Pool #838787	478,091
1,164,665	5.500%, 11/1/20, Pool #843972	1,148,280
1,433,476	5.500%, 12/1/20, Pool #831138	1,413,310
1,076,226	5.500%, 5/1/21, Pool #895628	1,061,085
673,616	5.500%, 6/1/21, Pool #831526	663,788
149,363	5.000%, 5/1/22, Pool #256716	144,347
4,930,000	6.000%, 7/1/22(f)	4,951,569
1,542,923	5.000%, 9/1/25, Pool #255892	1,469,544
4,188,888	5.500%, 2/1/27, Pool #256600(b)	4,079,889
751,968	6.500%, 1/1/35, Pool #809198	762,846
5,306,485	5.500%, 3/1/35, Pool #787561(b)	5,131,010
4,479,049	5.500%, 4/1/35, Pool #822982(b)	4,336,549
417,805	6.000%, 4/1/35, Pool #735503	415,355
758,174	7.000%, 6/1/35, Pool #255820	778,595
1,011,946	7.000%, 6/1/35, Pool #830686	1,039,204
2,420,730	5.500%, 10/1/35, Pool #817568	2,340,681
1,182,607	5.500%, 2/1/36, Pool #831295	1,143,501
1,975,346	5.500%, 2/1/36, Pool #256101	1,910,025
1,974,195	6.500%, 3/1/36, Pool #866062	1,993,395
2,807,901	5.622%, 5/1/36, Pool #871259*	2,774,791
2,819,907	5.448%, 6/1/36, Pool #905183*	2,799,406
1,744,307	6.500%, 7/1/36, Pool #885493	1,761,272
639,734	5.500%, 12/1/36, Pool #922224	617,316
4,132,456	6.000%, 4/1/37, Pool #256674(b)	4,088,204
4,400,000	6.000%, 6/1/37, Pool #256800	4,352,883
4,285,000	5.500%, 7/1/37(f)	4,132,347
7,446,000	6.000%, 7/1/37(f)	7,364,556

		66,425,032

	Government National Mortgage Association (1.5%)
6,796,744	5.000%, 7/1/37(f)	6,427,171

	Total Mortgage-Backed Securities (Cost $156,538,194)	154,272,299

MUNICIPAL BONDS (4.4%)
	California (1.1%)
5,255,000	Fresno, CA, County Pension Obligation Revenue Bonds, Series A (FGIC), 4.198%, 8/15/13	4,941,171

	Florida (1.2%)
1,185,000	Gainesville, FL, Post Employment Benefits Obligation Revenue Bonds, Retiree Health Care Plan (MBIA), 4.680%, 10/1/13	1,139,389
2,480,000	Gainesville, FL, Post Employment Benefits Obligation Revenue Bonds, Retiree Health Care Plan (MBIA), 4.710%, 10/1/14	2,363,886
665,000	Palm Beach County, FL, Refunding Land Acquisition G.O., 5.735%, 6/1/12	673,539
945,000	Palm Beach County, FL, Refunding Land Acquisition G.O., 5.784%, 6/1/13	960,413

		5,137,227

	Illinois (0.5%)
2,100,000	Chicago, IL, G.O., Series B, OID (XLCA), 5.250%, 1/1/12	2,083,410

	Michigan (0.8%)
3,570,000	Michigan Municipal Bond Authority, MI, Refunding School Loan Revenue Bonds (FGIC), 5.222%, 6/1/14	3,505,883

	Texas (0.5%)
2,375,000	Brownsville, TX, Utilities System Refunding Revenue Bonds, Series B (AMBAC), 4.924%, 9/1/14	2,295,057

Continued

BB&T Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2007 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Wisconsin (0.3%)
$ 1,325,000	Wisconsin State General Revenue Bonds, Series A, OID (FSA), 4.800%, 5/1/13	$1,284,906

	Total Municipal Bonds (Cost $19,366,177)	19,247,654

U.S. GOVERNMENT AGENCIES (9.5%)
	Federal Home Loan Bank (3.4%)
10,510,000	5.250%, 6/11/10(b)	10,526,637
4,185,000	5.250%, 9/13/13(b)	4,159,735

		14,686,372

	Federal Home Loan Mortgage Corp. (1.5%)
2,884,000	5.125%, 7/15/12(b)	2,867,700
3,700,000	4.875%, 11/15/13(b)	3,604,011

		6,471,711

	Federal National Mortgage Association (4.6%)
11,210,000	6.125%, 3/15/12(b)	11,592,889
8,730,000	4.625%, 10/15/14(b)	8,331,842

		19,924,731

	Total U.S. Government Agencies (Cost $41,312,823)	41,082,814

U.S. TREASURY NOTES (16.1%)
5,900,000	4.750%, 5/31/12(b)	5,853,909
6,200,000	4.875%, 6/30/12	6,183,049
32,950,000	4.000%, 2/15/14(b)	31,191,821
28,014,000	4.250%, 8/15/14(b)	26,797,128

	Total U.S. Treasury Notes (Cost $71,131,392)	70,025,907

REPURCHASE AGREEMENT (3.0%)
12,784,798	U.S. Bank N.A., 5.05%, dated 6/29/07, maturing 7/2/07, with a maturity value of $12,790,180 (Collateralized fully by U.S. Government Agencies)	12,784,798

	Total Repurchase Agreement (Cost $12,784,798)	12,784,798

Shares
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (34.6%)
150,425,516	Mount Vernon Securities Lending Prime Portfolio	150,425,516

	Total Securities Held as Collateral for Securities on Loan (Cost $150,425,516)	150,425,516

Total Investments — 145.0% (Cost $636,601,082)		630,150,592
Net Other Assets (Liabilities) — (45.0)%		(195,520,195)

NET ASSETS — 100.0%		$434,630,397

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (93.8%)
	Kentucky (93.8%)
$ 160,000	Bell County, KY, Public Properties Corp., First Mortgage-Judicial Center Project Revenue, Prerefunded 3/1/11 @ 102, 5.400%, 9/1/13	$170,338
150,000	Grant County, KY, School District Finance Corp., School Building Revenue (AMBAC), 4.250%, 4/1/14	151,705
400,000	Grayson County, KY, Public Hospital Corp., Grayson Hospital Refunding Revenue, OID, 4.400%, 1/1/17	396,932
240,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building Refunding Revenue, Series C, Callable 9/1/14 @ 100 (FSA), 4.000%, 9/1/15	238,286
225,000	Kenton County, KY, Public Properties Corp., First Mortgage Court Facilities Project Refunding Revenue (AMBAC), 4.125%, 3/1/16	224,534
505,000	Kentucky Area Development Districts Financing, Certificates of Participation, Series L, Callable 5/1/16 @ 100, 5.150%, 5/1/36	518,186
250,000	Kentucky Area Development Districts Financing, Certificates of Participation, Series M, Callable 8/1/07 at 100, 4.300%, 8/1/09	249,250
205,000	Kentucky Area Development Districts Financing, City of Ewing, Series E, Callable 6/1/10 @ 102 (Wachovia Bank N.A.), 5.400%, 6/1/14	214,254
500,000	Kentucky Asset/Liability Commission, Project Notes-First Series Revenue (MBIA), 5.000%, 5/1/13	524,720
480,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue (FGIC), 5.000%, 10/1/15	510,485
500,000	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Revenue, Series A, Prerefunded 6/1/10 @ 101, OID, 5.750%, 12/1/15	528,625
35,000	Kentucky Housing Corp. Refunding Revenue, Series D, Callable 7/1/06 @ 102 (FHA/VA Mortgages), 5.200%, 7/1/07	35,002
1,000,000	Kentucky State Property & Buildings Commission, Project No. 66 Revenue, Series A, Prerefunded 5/1/10 @ 100 (MBIA), OID, 5.500%, 5/1/15	1,041,460
500,000	Kentucky State Property & Buildings Commission, Project No. 67 Refunding Revenue, Prerefunded 9/1/10 @ 100, 5.500%, 9/1/12	523,015
540,000	Kentucky State Property & Buildings Commission, Project No. 69 Refunding Revenue, Series A (FSA), 5.500%, 8/1/11	571,088
500,000	Kentucky State Property & Buildings Commission, Project No. 74 Revenue, Prerefunded 2/1/12 @ 100 (FSA), 5.375%, 2/1/14	528,545
570,000	Kentucky State Property & Buildings Commission, Project No. 76 Refunding Revenue (AMBAC), 5.500%, 8/1/21	637,203
465,000	Kentucky State Property & Buildings Commission, Project No. 79 Revenue, Prerefunded 10/1/13 @ 100 (MBIA), 5.000%, 10/1/22	489,957
500,000	Kentucky State Property & Buildings Commission, Project No. 81 Revenue, Callable 11/1/13 @ 100 (AMBAC), 5.000%, 11/1/16	524,870
365,000	Kentucky State Property & Buildings Commission, Project No. 85 Revenue, Prerefunded 8/1/15 @ 100 (FSA), 5.000%, 8/1/21	387,874
400,000	Kentucky State Property & Buildings Commission, Road Funding-Project No. 73 Revenue, 5.250%, 11/1/11	419,552
300,000	Kentucky Turnpike Authority Revenue, Series B (AMBAC), 5.000%, 7/1/15	318,267
250,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series A (AMBAC), 5.500%, 7/1/11	264,320
500,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series A (AMBAC), 5.500%, 7/1/12	534,185
245,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series A (AMBAC), 5.500%, 7/1/15	268,206
195,000	Larue County, KY, School District Finance Corp., Larue County School Building Revenue (MBIA), 4.250%, 7/1/15	196,979
370,000	Lexington-Fayette Urban County, KY, Government Public Facilities Corp. Refunding Revenue (MBIA), 4.000%, 10/1/16	365,331
200,000	Louisville & Jefferson County, KY, Metropolitan Government G.O., Series A, 4.000%, 11/1/13	199,802
500,000	Louisville & Jefferson County, KY, Metropolitan Government, Norton Healthcare, Inc. Refunding Revenue, Callable 10/1/16 @ 100, 5.000%, 10/1/30	496,565
980,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer & Drainage Systems Revenue, Series A, Callable 11/15/11 @ 101 (MBIA), OID, 5.000%, 5/15/36	1,007,293
350,000	Louisville, KY, Parking Authority Revenue, Callable 7/1/07 @ 100, 7.500%, 7/1/09	374,360
250,000	Mercer County, KY, School District Finance Corp., School Building Revenue (MBIA), 4.000%, 5/1/16	247,110
400,000	Murray, KY, Murray-Calloway County Public Hospital Facilities Revenue, 4.300%, 8/1/13	395,640
25,000	Owensboro-Daviess County, KY, Regional Water Resource Agency, Refunding and Improvements Revenue, Series A (XLCA), 4.000%, 1/1/10	25,059
250,000	University of Kentucky, Construction of Educational Buildings Revenue, Series Q, 5.000%, 5/1/10	256,767

Continued

BB&T Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2007 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$ 400,000	Warren County, KY, Community Hospital Corp. Project Refunding Revenue, Series A, 5.000%, 8/1/14	$412,008

	Total Municipal Bonds (Cost $14,250,573)	14,247,773

Shares
INVESTMENT COMPANY (6.8%)
1,035,473	Federated Tax-Free Obligations Fund, Institutional Service Class	1,035,473

	Total Investment Company (Cost $1,035,473)	1,035,473

Total Investments — 100.6% (Cost $15,286,046)		15,283,246
Net Other Assets (Liabilities) — (0.6)%		(85,917)

NET ASSETS — 100.0%		$15,197,329

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to Schedules of Portfolio Investments.

BB&T Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (95.4%)
	District of Columbia (4.4%)
$ 500,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (MBIA), 5.000%, 7/1/12	$524,095

	Maryland (91.0%)
275,000	Anne Arundel County, MD, Construction and General Improvements G.O., 5.000%, 3/1/16	293,661
400,000	Anne Arundel County, MD, G.O., Prerefunded 3/1/12 @ 100, 5.375%, 3/1/13	424,256
350,000	Anne Arundel County, MD, G.O., Prerefunded 3/1/12 @ 100, 5.375%, 3/1/15	371,224
250,000	Anne Arundel County, MD, Water Utility Improvements G.O., Callable 3/1/17 @ 100, 4.500%, 3/1/25	247,580
215,000	Baltimore County, MD, Water Utility Improvements, Metropolitan District, 70th Issue G.O., 5.000%, 9/1/16	230,626
305,000	Baltimore, MD, Water Project, Unrefunded Revenue, Series A (FGIC), OID, 5.000%, 7/1/24	324,862
410,000	Carroll County, MD, Public Improvements Refunding G.O., 5.000%, 11/1/15	438,598
500,000	Frederick County, MD, Public Facilities Improvements G.O., 5.000%, 12/1/15	533,300
675,000	Frederick County, MD, Public Facilities Refunding G.O., 5.000%, 8/1/14	715,345
120,000	Maryland Health & Higher Educational Facilities Authority, Anne Arundel Medical Center Revenue, Callable 7/1/08 @ 101 (FSA), OID, 5.125%, 7/1/33	122,298
325,000	Maryland Health & Higher Educational Facilities Authority, Doctors Community Hospital Revenue, Series A, Callable 7/1/17 @ 100, 5.000%, 7/1/20	330,375
100,000	Maryland Health & Higher Educational Facilities Authority, Doctors Community Hospital Revenue, Series A, OID, 4.000%, 7/1/13	98,507
405,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue, Callable 7/1/10 @ 100 (AMBAC), 5.125%, 7/1/10	419,175
250,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue, Callable 7/1/12 @ 100 (AMBAC), OID, 5.125%, 7/1/12	263,340
375,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue, Callable 7/1/27 @ 100 (AMBAC), OID, 5.000%, 7/1/27	397,035
45,000	Maryland Health & Higher Educational Facilities Authority, Howard County General Hospital Refunding Revenue, Callable 7/1/07 @ 100, OID, 5.500%, 7/1/13	45,913
460,000	Maryland Health & Higher Educational Facilities Authority, MD Institutional College of Art Revenue, OID, 4.375%, 6/1/13	458,919
245,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health, Inc. Refunding Revenue, 5.000%, 8/15/12	252,578
100,000	Maryland Health & Higher Educational Facilities Authority, Mercy Ridge Refunding Revenue, 4.500%, 7/1/14	100,537
250,000	Maryland State Department of Transportation, Highway Improvements Revenue, 5.000%, 5/1/12	261,335
150,000	Maryland State Department of Transportation, Transit Improvements Revenue, Callable 2/15/16 @ 100, 4.250%, 2/15/17	150,834
135,000	Maryland State Department of Transportation, Transit Improvements Revenue, Second Issue, 5.000%, 6/1/15	143,444
380,000	Maryland State, State & Local Facilities Loan Cash Flow Management G.O., Second Series, 5.000%, 8/1/11	396,082
350,000	Maryland State, State & Local Facilities Public Improvements G.O., First Series, Prerefunded 3/1/08 @ 101, 5.000%, 3/1/10	356,436
190,000	Montgomery County, MD, Construction & Public Improvements G.O., Series A, Prerefunded 2/1/12 @ 101, 5.000%, 2/1/21	200,125
450,000	Montgomery County, MD, Construction & Public Improvements G.O., Series A, Prerefunded 2/1/12 @ 101, 5.000%, 2/1/22	473,980
500,000	Prince Georges County, MD, Construction & Public Improvements G.O., 5.000%, 10/1/14	530,380
140,000	Prince Georges County, MD, Construction & Public Improvements G.O., Series B, 5.000%, 10/1/12	146,941
400,000	University System of Maryland, University of Maryland Auxiliary Facilities Refunding Revenue, Series A, 5.000%, 4/1/13	420,568
650,000	University System of Maryland, University of Maryland System Auxiliary Refunding Revenue, Series A, 5.000%, 4/1/13	683,423
100,000	Washington County, MD, Public Improvements, G.O. (FGIC), 4.800%, 1/1/08	100,077
400,000	Washington Suburban Sanitation District, MD, General Construction Refunding G.O., 5.000%, 6/1/09	409,176
275,000	Washington Suburban Sanitation District, MD, Sewer Disposal Refunding G.O., 5.000%, 6/1/12	288,420
250,000	Washington Suburban Sanitation District, MD, Water Supply Refunding G.O., 5.000%, 6/1/10	258,008

		10,887,358

	Total Municipal Bonds (Cost $11,437,442)	11,411,453

Shares
INVESTMENT COMPANY (3.4%)
412,445	Federated Maryland Municipal Cash Trust	412,445

	Total Investment Company (Cost $412,445)	412,445

Continued

BB&T Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2007 (Unaudited)

Fair Value
Total Investments — 98.8% (Cost $11,849,887)	$11,823,898
Net Other Assets (Liabilities) — 1.2%	142,996

NET ASSETS — 100.0%	$11,966,894

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to Schedules of Portfolio Investments.

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (95.4%)
	North Carolina (95.4%)
$1,000,000	Alamance County, NC, School Improvements G.O., Callable 2/1/16 @ 100, 5.000%, 2/1/19	$1,060,029
515,000	Albemarle, NC, Healthcare Facilities Refunding Revenue, OID, 4.500%, 10/1/11	513,980
495,000	Albemarle, NC, Hospital Authority Revenue, OID, 4.500%, 10/1/12	492,451
1,000,000	Appalachian State University, NC, Refunding Revenue, Callable 7/15/15 @ 100 (MBIA), 5.250%, 7/15/20	1,069,620
1,150,000	Bladen County, NC, School Improvements G.O., Prerefunded 5/1/10 @ 101.50 (FSA), 5.600%, 5/1/13	1,217,769
1,050,000	Broad River, NC, Water Authority, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/19	1,096,431
1,000,000	Brunswick County, NC, Enterprise Systems Revenue, Series A, Callable 4/1/14 @ 100 (FSA), 5.250%, 4/1/17	1,062,220
1,080,000	Cabarrus County, NC, Installment Financing Contract Certificates of Participation, Callable 2/1/17 @ 100 (AMBAC), 5.000%, 2/1/18	1,138,763
50,000	Cary, NC, Combined Enterprise Systems Refunding Revenue, 4.250%, 12/1/17	50,258
385,000	Cary, NC, Combined Enterprise Systems Refunding Revenue, Callable 12/1/17 @ 100, 4.000%, 12/1/18	375,025
1,200,000	Catawba County, NC, School Improvements Certificates of Participation, Callable 6/1/15 @ 100 (MBIA), 5.250%, 6/1/19	1,277,136
1,460,000	Charlotte, NC, Public Improvements G.O., 5.500%, 6/1/09	1,506,632
2,735,000	Charlotte, NC, Refunding G.O., Series B, 5.000%, 6/1/15	2,917,507
1,600,000	Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Healthcare System Refunding Revenue, Series A, Callable 1/15/08 @ 101, OID, 5.000%, 1/15/13	1,623,216
720,000	Chatham County, NC, School Improvements Certificates of Participation, Callable 6/1/16 @ 100 (AMBAC), 5.000%, 6/1/24	751,572
3,840,000	Cumberland County, NC, Refunding G.O. (MBIA), 5.000%, 5/1/13	4,040,026
2,780,000	Cumberland County, NC, Refunding G.O. (MBIA), 5.000%, 5/1/14	2,941,351
1,055,000	Cumberland County, NC, School Improvements G.O., 5.500%, 3/1/09	1,083,559
1,660,000	Durham, NC, Refunding G.O., 5.000%, 2/1/13	1,747,432
1,000,000	Durham, NC, Water & Sewer Utilities System Revenue, Callable 6/1/11 @ 101, 5.000%, 6/1/12	1,045,160
1,010,000	Forsyth County, NC, School Improvements G.O., 4.500%, 7/1/17	1,037,866
2,770,000	Forsyth County, NC, School Improvements G.O., Callable 7/1/17 @ 100, 5.000%, 7/1/25	2,907,918
1,000,000	Gastonia, NC, Combined Utilities System Refunding Revenue (MBIA), 5.000%, 5/1/10	1,030,320
1,060,000	Gastonia, NC, Combined Utilities System Revenue, Callable 5/1/15 @ 100 (AMBAC), 5.000%, 5/1/16	1,121,385
1,455,000	Greenville, NC, Greenville Enterprise Systems Refunding Revenue (FSA), 5.500%, 9/1/10	1,525,524
2,000,000	Guilford County, NC, Public Improvements G.O., Series B, 5.000%, 10/1/09	2,054,780
2,030,000	Guilford County, NC, Public Improvements G.O., Series B, Prerefunded 10/1/10 @ 102, OID, 5.250%, 10/1/15	2,150,623
1,000,000	Guilford County, NC, Public Improvements G.O., Series C, 5.000%, 4/1/18	1,078,490
210,000	Harnett County, NC, School Improvements Certificates of Participation, Series A (FSA), 4.000%, 12/1/17	204,954
2,295,000	Harnett County, NC, School Improvements Certificates of Participation, Series A, Callable 12/1/17 @ 100 (FSA), 5.000%, 12/1/21	2,412,963
210,000	High Point, NC, Combined Enterprise System Revenue, Callable 11/1/16 @ 100 (FSA), OID, 4.200%, 11/1/18	209,164
1,180,000	Iredell County, NC, Public Facilities Corp., School Projects Revenue, Prerefunded 6/1/10 @ 101 (AMBAC), 6.000%, 6/1/14	1,258,647
1,070,000	Johnston County, NC, Finance Corp., School & Museum Projects Revenue, Prerefunded 8/1/09 @ 101 (FSA), 5.500%, 8/1/10	1,115,175
120,000	Johnston County, NC, Refunding G.O., Callable 2/1/15 @ 100 (FGIC), 5.000%, 2/1/16	127,043
1,000,000	Johnston County, NC, School Improvements G.O., Prerefunded 3/1/10 @ 101 (FGIC), 5.500%, 3/1/12	1,049,630
1,090,000	Lenoir County, NC, Public Improvements G.O., Callable 2/1/17 @ 100 (FSA), 5.000%, 2/1/21	1,150,277
205,000	Lincoln County, NC, Lincoln County Middle School Project Certificates of Participation (FSA), 5.000%, 6/1/16	216,810
1,000,000	Mecklenburg County, NC, Public Improvements G.O., Series D, Prerefunded 4/1/10 @ 100.50, 5.000%, 4/1/11	1,033,710
1,150,000	Mecklenburg County, NC, Refunding G.O., Series C, 5.000%, 2/1/11	1,192,998
515,000	Montgomery County, NC, School Improvements Certificates of Participation, Series A (AMBAC), 4.000%, 2/1/15	509,603
1,000,000	New Hanover County, NC, New Hanover Regional Medical Center Project Revenue, Callable 10/1/09 @ 101 (MBIA), 5.250%, 10/1/12	1,035,350
1,500,000	New Hanover County, NC, Public Improvements G.O., 5.300%, 11/1/08	1,530,345
610,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, 4.250%, 10/1/15	594,207
490,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, OID, 4.000%, 10/1/12	477,275
540,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, OID, 4.125%, 10/1/13	526,878

Continued

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2007 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$ 585,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, OID, 4.125%, 10/1/14	$567,462
715,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, Callable 1/1/17 @ 100, OID, 5.000%, 1/1/17	756,377
2,880,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, Prerefunded 1/1/22 @ 100, OID, 4.500%, 1/1/24	2,915,280
4,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, Callable 1/1/21 @ 100, OID, 6.400%, 1/1/21	4,694,440
1,295,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue, Series A, Prerefunded 1/1/22 @ 100, OID, 6.000%, 1/1/26	1,529,227
1,325,000	North Carolina Medical Care Commission, Carolina Medicorp Project Revenue, Callable 5/1/08 @ 100, OID, 5.250%, 5/1/09	1,326,259
530,000	North Carolina Medical Care Commission, Gaston Memorial Hospital Project Refunding Revenue, Callable 2/15/08 @ 100, OID, 5.400%, 2/15/11	539,694
2,130,000	North Carolina Medical Care Commission, Gaston Memorial Hospital Project Refunding Revenue, Callable 2/15/08 @ 100, OID, 5.500%, 2/15/15	2,176,775
150,000	North Carolina Medical Care Commission, Givens Estates Refunding Revenue, OID, 4.250%, 7/1/14	146,886
50,000	North Carolina Medical Care Commission, Givens Estates Refunding Revenue, OID, 4.250%, 7/1/15	48,448
1,795,000	North Carolina Medical Care Commission, Halifax Regional Medical Center Refunding Revenue, OID, 4.600%, 8/15/07(e)	1,793,869
1,180,000	North Carolina Medical Care Commission, Health Care & Housing Projects Revenue, Series A, 4.650%, 10/1/14	1,172,247
755,000	North Carolina Medical Care Commission, Pitt County Hospital Refunding Revenue, Series A, Prerefunded 12/1/08 @ 101, 5.250%, 12/1/13	777,121
950,000	North Carolina Medical Care Commission, Rowan Regional Medical Project Revenue, Callable 9/1/14 @ 100 (FSA, FHA 242), OID, 4.750%, 9/1/24	958,559
750,000	North Carolina Medical Care Commission, Stanley Memorial Hospital Project Refunding Revenue, Callable 10/1/06 @ 102 (AMBAC), OID, 5.450%, 10/1/08	763,695
1,115,000	North Carolina Medical Care Commission, Wilson Medical Center Refunding Revenue, 5.000%, 11/1/17	1,158,753
455,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Callable 1/1/13 @ 100 (AMBAC-TCRS), OID, 5.500%, 1/1/13	481,708
440,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Revenue, Callable 1/1/20 @ 100, OID, 5.000%, 1/1/20	467,817
1,125,000	North Carolina State, Clean Water G.O., Series A, Callable 3/1/16 @ 100, 5.000%, 3/1/17	1,199,644
2,400,000	North Carolina State, Public Improvements G.O., Series A, Prerefunded 3/1/09 @ 101.50, 5.250%, 3/1/12	2,488,872
3,000,000	North Carolina State, Refunding G.O., Series A, 5.000%, 9/1/16	3,215,670
1,435,000	Onslow County, NC, School Improvements G.O., Callable 6/1/16 @ 100 (MBIA), OID, 4.500%, 6/1/24	1,419,875
1,385,000	Piedmont-Triad, NC, Airport Authority, Refunding Revenue, Series A, Prerefunded 7/1/09 @ 101 (FSA), 6.375%, 7/1/16	1,464,984
2,440,000	Pitt County, NC, Pitt County Memorial Hospital Project Refunding Revenue, Callable 12/1/07 @ 100, OID, 5.500%, 12/1/15	2,588,547
1,000,000	Pitt County, NC, School Facilities Project Certificates of Participation, Series B (AMBAC), 5.000%, 4/1/13	1,046,710
160,000	Raleigh, NC, Combined Enterprise Systems Refunding Revenue, 5.000%, 3/1/12	167,234
1,750,000	Randolph County, NC, Public Improvements Certificates of Participation, Prerefunded 6/1/09 @ 101 (FSA), OID, 5.300%, 6/1/13	1,813,122
985,000	Rutherford County, NC, Refunding Certificates of Participation, Callable 9/1/12 @ 101 (AMBAC), 5.000%, 9/1/18	1,025,227
1,000,000	Sampson County, NC, School Improvements Certificates of Participation, Callable 6/1/17 @ 100 (FSA), 5.000%, 6/1/19	1,054,040
975,000	University of North Carolina, General Refunding Revenue, Series A, Callable 12/1/15 @ 100, 4.750%, 12/1/34	980,343
4,250,000	Wake County, NC, Public Improvements G.O., 5.000%, 3/1/12	4,445,840
1,900,000	Wake County, NC, School Improvements G.O., Callable 5/1/15 @ 100, 5.000%, 5/1/21	1,994,962
1,000,000	Wake County, NC, School Improvements G.O., Prerefunded 2/1/10 @ 100.50, 5.300%, 2/1/11	1,039,220
2,175,000	Wake County, NC, Wake County Hospital Revenue, Callable 10/1/13 @ 100 (MBIA), OID, 5.125%, 10/1/13	2,307,871
60,000	Wilmington, NC, Refunding Water Revenue, Certificates of Participation, Series A, Callable 6/1/16 @ 100, 5.000%, 6/1/22	62,451
1,235,000	Winston-Salem, NC, Water & Sewer System Refunding Revenue, Series A, 4.000%, 6/1/17	1,211,362
1,270,000	Winston-Salem, NC, Water & Sewer Systems Refunding Revenue, Callable 6/1/15 @ 100, 5.000%, 6/1/20	1,335,481

	Total Municipal Bonds (Cost $107,002,652)	107,698,144

Continued

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2007 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANY (4.4%)
4,984,727	BlackRock North Carolina Municipal Money Market Portfolio, Institutional Class	$4,984,727

	Total Investment Company (Cost $4,984,727)	4,984,727

Total Investments — 99.8% (Cost $111,987,379)		112,682,871
Net Other Assets (Liabilities) — 0.2%.		205,029

NET ASSETS — 100.0%.		$112,887,900

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to Schedules of Portfolio Investments.

BB&T South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.2%)
	South Carolina (96.2%)
$465,000	Anderson County, SC, School District No. 2 G.O., Series B, Prerefunded 3/1/10 @ 101 (MBIA), OID, 5.125%, 3/1/25	$483,093
500,000	Anderson County, SC, School District No. 2 G.O., Series B, Prerefunded 3/1/10 @ 101 (SCSDE), 6.000%, 3/1/12	530,445
280,000	Anderson County, SC, School District No. 4 G.O., Callable 3/1/16 @ 100 (FSA, SCSDE), 4.500%, 3/1/23	277,189
300,000	Beaufort County, SC, Refunding G.O., Series B, Callable 3/1/16 @ 100 (MBIA, State Aid Withheld), 5.000%, 3/1/21	314,829
125,000	Beaufort County, SC, School District, Refunding G.O., Series A (SCSDE), 5.000%, 3/1/13	131,345
465,000	Beaufort County, SC, School District, Refunding G.O., Series A, Callable 3/1/15 @ 100 (SCSDE), 5.000%, 3/1/19	486,981
345,000	Berkeley County, SC, Water & Sewer Systems Improvements Revenue, Series A, Callable 6/1/15 @ 100 (FSA), 5.000%, 6/1/21	360,349
300,000	Berkeley County, SC, Water & Sewer Systems Improvements Revenue, Series A, Callable 6/1/15 @ 100 (FSA), 5.000%, 6/1/24	311,715
250,000	Charleston County School District Development Corp., SC, Refunding G.O., Series B, Callable 2/1/12 @ 100 (SCSDE), 5.000%, 2/1/19	257,943
245,000	Charleston County, SC, Transition Sales Tax G.O., Callable 11/1/15 @ 100 (State Aid Withholding), 4.625%, 11/1/27	244,826
335,000	Charleston, SC, Refunding and Capital Improvements Revenue, 5.125%, 1/1/12	350,959
600,000	Charleston, SC, Waterworks & Sewer Systems Refunding Revenue, Callable 1/1/11 @ 101, 5.250%, 1/1/14	629,328
235,000	Educational Facilities Authority, Wofford College Revenue, Series A, 4.250%, 4/1/16	233,038
240,000	Educational Facilities Authority, Wofford College Revenue, Series A, 4.250%, 4/1/17	237,624
500,000	Florence County, SC, McLeod Regional Medical Center Project Refunding Revenue, Series A, Callable 11/1/08 @ 102 (MBIA), 5.250%, 11/1/11	518,525
100,000	Florence, SC, New Public Housing Authority Revenue, Callable 8/1/07 @ 100 (U.S. Government Guaranteed), 5.750%, 8/1/10	104,442
380,000	Greenville, SC, Waterworks Revenue, Callable 2/1/13 @ 100, 5.250%, 2/1/19	402,393
250,000	Horry County, SC, Public Improvements G.O. (MBIA, State Aid Withheld), 4.000%, 3/1/15	248,960
475,000	Horry County, SC, School District, School Improvements G.O., Series A (SCSDE), 5.000%, 3/1/11	492,741
250,000	Horry County, SC, School District, School Improvements G.O., Series A, Callable 3/1/12 @ 100 (SCSDE), 5.375%, 3/1/15	263,935
500,000	Kershaw County, SC, School District, School Improvements G.O., Prerefunded 2/1/10 @ 100 (SCSDE), 6.125%, 2/1/16	526,780
500,000	Lancaster County, SC, Edenmoor Improvements District, Special Assessment, Series A, Callable 12/1/16 @ 101, 5.750%, 12/1/37	514,590
220,000	Laurens County, SC, School District No. 55, Refunding Revenue, Callable 12/1/15 @ 100, 5.250%, 12/1/24	227,863
100,000	Laurens County, SC, School District No. 56, School Improvements G.O. (MBIA, SCSDE), 4.125%, 3/1/15	100,139
275,000	Lugoff-Elgin, SC, Water Authority, Waterworks System Revenue (MBIA), 4.125%, 7/1/14	276,081
500,000	Medical University Hospital Authority, Refunding Revenue, Series A, 6.000%, 8/15/12	545,920
100,000	Newberry, SC, Newberry County School Project Revenue, Callable 12/1/15 @ 100 (Assured Guaranty), 5.250%, 12/1/21	107,121
175,000	Orangeburg County, SC, Public Improvements G.O., Series A (FGIC), 4.000%, 4/1/13	174,902
255,000	Orangeburg Joint Governmental Action Authority, Orangeburg County, SC, Public Improvements Revenue (MBIA), 5.000%, 4/1/10	261,977
400,000	Richland County, SC, School District No. 1, Refunding G.O., Callable 3/1/15 @ 100 (FSA, SCSDE), 5.000%, 3/1/19	418,908
145,000	Richland County, SC, School District No. 1, School Improvements G.O. (FSA, SCSDE), 4.750%, 3/1/11	148,986
500,000	Richland County, SC, School District No. 2, School Improvements G.O., Series B, Callable 5/1/17 @ 100 (MBIA, SCSDE), 5.000%, 5/1/20	528,635
140,000	Rock Hill, SC, Utilities System Refunding Revenue, Series A, Callable 1/1/13 @ 100 (FSA), 5.375%, 1/1/19	148,081
400,000	South Carolina Educational Facilities Corporation for Colleton School District, Pickens County Project Revenue (FSA), 5.000%, 12/1/14	421,308
500,000	South Carolina Jobs-Economic Development Authority, Anderson Area Medical Center Revenue, Callable 2/1/09 @ 101 (FSA), 5.500%, 2/1/11	516,815
200,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement- Palmetto Health Facilities Revenue, Series C, 6.000%, 8/1/12	215,194
600,000	South Carolina State Public Service Authority, Public Improvements Revenue, Series A, Callable 1/1/14 @ 100 (AMBAC), 5.000%, 1/1/20	623,958
375,000	South Carolina State Public Service Authority, Public Improvements Revenue, Series A, Callable 1/1/14 @ 100 (FSA), 5.000%, 1/1/17	393,446
550,000	South Carolina State, Highway Improvements Refunding G.O., Series A, Callable 8/1/15 @ 100, 5.000%, 8/1/16	584,854

Continued

BB&T South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2007 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$675,000	South Carolina State, State University Improvements G.O., Series D, Callable 10/1/16 @ 100, OID (State Aid Withholding), 4.000%, 10/1/18	$659,522
500,000	South Carolina Transportation Infrastructure Bank, Refunding Revenue, Series B (AMBAC), 5.250%, 10/1/15	539,715
525,000	Spartanburg County, SC, School District No. 5, School Improvements G.O. (SCSDE), 5.250%, 5/1/10	544,703
395,000	Spartanburg, SC, Waterworks Refunding Junior Lien Revenue (FSA), 5.250%, 6/1/11	413,624
250,000	Sumter, SC, Waterworks & Sewer System Improvements Revenue (XLCA), 4.000%, 12/1/12	249,775
300,000	Sumter, SC, Waterworks & Sewer System Improvements Revenue Bonds, Callable 12/1/17 @ 100 (XLCA), 5.000%, 12/1/19	316,989

	Total Municipal Bonds (Cost $16,217,282)	16,340,546

Shares
INVESTMENT COMPANY (3.3%)
568,274	Federated Tax-Free Obligations Fund, Institutional Service Class	568,274

	Total Investment Company (Cost $568,274)	568,274

Total Investments — 99.5% (Cost $16,785,556)		16,908,820
Net Other Assets (Liabilities) — 0.5%		77,549

NET ASSETS — 100.0%		$16,986,369

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to Schedules of Portfolio Investments.

BB&T Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.1%)
	District of Columbia (2.2%)
$1,615,000	Washington Metropolitan Area Transit Authority, Refunding Revenue (FGIC), 6.000%, 7/1/09	$1,682,992

	Virginia (94.9%)
1,000,000	Alexandria, VA, Construction & Public Improvements G.O., 5.000%, 1/1/13	1,052,510
1,000,000	Alexandria, VA, Public Improvements G.O., Series A, 5.000%, 6/15/16	1,070,860
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,080,540
1,000,000	Arlington County, VA, Public Improvements G.O., Prerefunded 6/1/09 @ 100 (State Aid Withholding), 5.125%, 6/1/11	1,024,490
1,095,000	Arlington County, VA, Refunding & Improvements G.O., Callable 5/15/14 @ 100, 5.000%, 5/15/15	1,159,747
925,000	Chesapeake, VA, Refunding G.O., 5.000%, 6/1/13	973,322
925,000	Chesapeake, VA, Refunding Public Improvements G.O., 5.000%, 5/1/11	959,900
2,500,000	Chesterfield County, VA, Industrial Development Authority, Electric & Power Co. Revenue, Callable 11/8/07 @ 100.50, 5.500%, 10/1/09	2,527,275
3,440,000	Chesterfield County, VA, Refunding Public Improvements G.O., 5.000%, 1/1/14	3,643,407
1,000,000	Fairfax County, VA, Economic Development Authority, Parking Facility Improvements, Vienna II Metrorail Revenue, 1st Series, Prerefunded 9/1/09 @ 102, OID, 5.250%, 9/1/10	1,048,120
240,000	Fairfax County, VA, Economic Development Authority, Retirement-Greenspring Refunding Revenue, Series A, 4.100%, 10/1/13	235,342
410,000	Fairfax County, VA, Economic Development Authority, Retirement-Greenspring Refunding Revenue, Series A, 4.150%, 10/1/14	401,374
1,000,000	Henrico County, VA, Water & Sewer Refunding Revenue, Callable 5/1/09 @ 102, 5.250%, 5/1/11	1,042,570
1,050,000	Leesburg, VA, Public Utilities G.O., Callable 7/1/16 @ 100 (MBIA), 4.750%, 7/1/23	1,073,163
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B, 5.000%, 12/1/14	1,065,760
1,000,000	Loudoun County, VA, Sanitation Authority, Water Utility Improvements Revenue (FSA), 5.750%, 1/1/11	1,060,070
1,385,000	Newport News, VA, Refunding G.O., Series B, (State Aid Withholding), 5.000%, 2/1/15	1,468,142
3,470,000	Newport News, VA, Refunding Public Improvements-Water G.O., Series B, 5.250%, 7/1/21	3,798,782
1,845,000	Newport News, VA, School Improvements G.O., Series A, Prerefunded 5/1/10 @ 102, OID, 5.500%, 5/1/13	1,957,084
1,030,000	Norfolk, VA, Water Utility Improvements Refunding Revenue, Callable 11/1/08 @ 101 (FSA), 5.125%, 11/1/11	1,057,532
1,065,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 3/1/11 @ 102 (MBIA, State Aid Withholding), 5.625%, 3/1/15	1,143,054
1,000,000	Portsmouth, VA, Public Utility Refunding G.O., Series B, Callable 4/1/15 @ 100 (MBIA), 5.000%, 4/1/21	1,048,700
1,000,000	Portsmouth, VA, Public Utility Refunding G.O., Series B, Callable 4/1/15 @ 100 (MBIA), 5.000%, 4/1/22	1,046,810
1,000,000	Prince William County, VA, Service Authority, Water & Sewer Systems Refunding Revenue, Callable 7/1/13 @ 102, 5.000%, 7/1/14	1,057,440
1,645,000	Spotsylvania County, VA, Public Improvements G.O., Callable 1/15/16 @ 100 (FSA), 5.000%, 1/15/17	1,749,441
2,925,000	Spotsylvania County, VA, Refunding G.O. (FSA), 5.500%, 7/15/12.	3,133,084
115,000	Stafford County & Staunton Industrial Development Authority, VA, Municipal League/Association Counties Program, Public Improvements Revenue, Series A (AMBAC), 4.000%, 8/1/15	113,962
35,000	Stafford County & Staunton Industrial Development Authority, VA, Municipal League/Association Counties Program, Public Improvements Revenue, Series A (AMBAC), 4.000%, 8/1/16	34,547
3,000,000	Suffolk, VA, Refunding Public Improvements Refunding G.O., Series A (MBIA), 5.000%, 2/1/17	3,199,440
1,000,000	Suffolk, VA, Refunding Public Improvements Refunding G.O., Series A, Callable 2/1/17 @ 100 (MBIA), OID, 4.500%, 2/1/28	975,180
105,000	University of Virginia, General University Revenue, Series B, Callable 6/1/13 @ 100, 5.000%, 6/1/22	109,026
1,000,000	Upper Occoquan, VA, Sewer Authority, Refunding Revenue, Callable 7/1/15 @ 100 (FSA), 5.000%, 7/1/25	1,039,430
870,000	Virginia Beach, VA, Industrial Development Authority, Sentara Health Systems Revenue, Callable 11/1/08 @ 101 (MBIA), 5.250%, 11/1/09	893,359
2,780,000	Virginia Beach, VA, Public Improvements G.O., Prerefunded 3/1/10 @ 101 (State Aid Withholding), OID, 5.250%, 3/1/11	2,900,513
1,855,000	Virginia College Building Authority, 21st Century College & Equipment Program Revenue, 5.000%, 2/1/10	1,905,512
1,610,000	Virginia College Building Authority, 21st Century College & Equipment Program Revenue, Series B, Callable 2/1/17 @ 100, 5.000%, 2/1/18	1,711,929
2,000,000	Virginia College Building Authority, 21st Century College Program Refunding Revenue, Series B, 5.250%, 2/1/13	2,124,020
1,000,000	Virginia College Building Authority, Hampton University Project Revenue, 5.500%, 4/1/10	1,042,420

Continued

BB&T Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2007 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$ 885,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Callable 9/1/11 @ 100, 5.000%, 9/1/19	$912,125
1,000,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Callable 9/1/15 @ 100, 5.000%, 9/1/22	1,043,540
675,000	Virginia College Building Authority, Roanoke College Revenue, OID, 4.000%, 4/1/17	650,153
1,035,000	Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program Revenue, Series B, 5.750%, 5/15/09	1,071,008
1,185,000	Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program Revenue, Series B, Prerefunded 5/15/09 @ 101, OID, 5.500%, 5/15/15	1,231,950
1,410,000	Virginia Public Building Authority, Public Improvements Revenue, Series A, 5.000%, 8/1/12	1,476,143
540,000	Virginia Public School Authority, Refunding School Financing 1997 Revenue, Series D (State Aid Withholding), 5.250%, 2/1/12	568,717
180,000	Virginia Public School Authority, School Financing 1997 Resolution Revenue, Series A, 5.250%, 8/1/17	196,553
3,050,000	Virginia Public School Authority, School Financing G.O., Series B, Callable 8/1/11 @ 101 (State Aid Withholding), OID, 3.000%, 8/1/20	2,584,814
900,000	Virginia Public School Authority, School Financing G.O., Series B, Prerefunded 8/1/09 @ 101 (State Aid Withholding), OID, 5.250%, 8/1/10	933,336
1,950,000	Virginia Public School Authority, Unrefunded Balance Refunding School Financing Revenue, Series I, 5.250%, 8/1/10	2,026,420
1,000,000	Virginia Resources Authority, State Revolving Fund Refunding Revenue, 5.500%, 10/1/17	1,116,450
1,040,000	Virginia Resources Authority, State Revolving Fund Revenue, 5.250%, 10/1/15	1,125,634
2,350,000	Virginia State, Refunding G.O., Series B, 5.000%, 6/1/14	2,496,640
90,000	Virginia, Refunding G.O., Series B, Callable 6/1/14 @ 100, 5.000%, 6/1/17	95,091
2,135,000	Winchester, VA, Public Improvements G.O., Callable 11/1/15 @ 100 (FGIC), 5.000%, 11/1/22	2,238,676

		72,695,107

	Total Municipal Bonds (Cost $73,563,185)	74,378,099

Shares
INVESTMENT COMPANY (0.7%)
578,877	BlackRock Virginia Municipal Money Market Portfolio, Institutional Class	578,877

	Total Investment Company (Cost $578,877)	578,877

Total Investments — 97.8% (Cost $74,142,062)		74,956,976
Net Other Assets (Liabilities) — 2.2%		1,672,004

NET ASSETS — 100.0%		$76,628,980

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to Schedules of Portfolio Investments.

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.0%)
	West Virginia (97.0%)
$ 470,000	Berkeley County, WV, Public Service Sewer District Refunding Revenue, Series A, Callable 4/1/12 @ 100, 4.650%, 10/1/25	$467,109
690,000	Berkeley County, WV, Public Service Sewer District Revenue, Series A, Callable 10/1/13 @ 100, OID, 4.600%, 10/1/15	676,034
720,000	Berkeley County, WV, Public Service Sewer District Revenue, Series A, Callable 10/1/13 @ 100, OID, 4.700%, 10/1/16	704,779
500,000	Brooke, Pleasants, Tyler & Wetzel Counties, WV, Housing Revenue, 7.400%, 8/15/10	549,330
2,000,000	Cabell County, WV, Board of Education School Improvements G.O. (MBIA), 5.000%, 5/1/16	2,126,580
640,000	Cabell, Putnam & Wayne Counties, WV, State Housing Revenue, Callable 4/1/11 @ 100 (FGIC), 7.375%, 4/1/11	708,691
1,080,000	Charleston, WV, Urban Renewal Authority, Public Improvements Lease Revenue, Callable 12/15/09 @ 103 (FSA), 5.250%, 12/15/18	1,135,879
1,190,000	Clarksburg, WV, Water Refunding Revenue, Callable 9/1/12 @ 101 (FGIC), 5.250%, 9/1/19	1,258,211
1,000,000	Fairmont State College, WV, University & College Improvements Revenue, Series B, Callable 6/1/13 @ 100 (FGIC), 5.000%, 6/1/32	1,024,660
680,000	Fairmont, WV, Waterworks Refunding Revenue, Callable 7/1/07 @ 102 (MBIA), OID, 5.375%, 7/1/13	694,368
1,000,000	Harrison County, WV, Building Commission, Health Care-Maplewood Retirement Revenue, Prerefunded 4/1/08 @ 102 (AMBAC), OID, 5.150%, 4/1/18	1,029,570
320,000	Huntington, WV, Sewer Refunding Revenue, Series A, Callable 11/1/11 @ 100, 4.600%, 11/1/12	316,746
335,000	Huntington, WV, Sewer Refunding Revenue, Series A, Callable 11/1/11 @ 100, 4.600%, 11/1/13	330,457
350,000	Huntington, WV, Sewer Refunding Revenue, Series A, Callable 11/1/11 @ 100, 4.700%, 11/1/14	345,748
365,000	Huntington, WV, Sewer Refunding Revenue, Series A, Callable 11/1/11 @ 100, 4.700%, 11/1/15	359,342
690,000	Logan County, WV, 1st Mortgage-Logan County Health Revenue, 8.000%, 12/1/16	870,124
705,000	Marshall County, WV, Board of Education, Public School Improvements G.O. (MBIA), 4.500%, 5/1/12	720,961
420,000	Marshall County, WV, Board of Education, Public School Improvements G.O. (MBIA), 4.500%, 5/1/13	430,597
1,480,000	Monongalia County, WV, Building Commission, Monongalia General Hospital Revenue, Series A, Callable 7/1/15 @ 100, 5.000%, 7/1/30	1,484,840
2,000,000	Monongalia County, WV, Potomac Edison Co., Ft. Martin Refunding Revenue, Series B, Callable 7/1/07 @ 100 (MBIA), 5.950%, 4/1/13	2,000,220
800,000	Ohio County, WV, Board of Education, Refunding G.O., Callable 6/1/08 @ 102 (MBIA-IBC), OID, 5.000%, 6/1/13	822,408
1,000,000	Ohio County, WV, Commission Sewage System, Ft. Henry Centre Financing District Tax Allocation, Series A, Callable 12/1/15 @ 100, 5.625%, 6/1/34	1,040,120
930,000	Ohio County, WV, County Commission Special District Excise Tax, Ft. Henry Economic Development Refunding Revenue, Series B, Callable 3/1/16 @ 100, 5.625%, 3/1/36	960,188
1,190,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (FGIC), 5.000%, 9/1/14	1,258,711
1,330,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (FGIC), 5.000%, 9/1/15	1,412,048
835,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Revenue, Series A, Callable 8/1/15 @ 100 (FGIC), 4.500%, 8/1/22	825,957
1,100,000	Pleasants County, WV, Industrial Development, Monongahela Power Co. Refunding Revenue, Series C, Callable 5/1/08 @ 100 (AMBAC), 6.150%, 5/1/15	1,130,855
1,000,000	Pleasants County, WV, Industrial Development, West Penn Power-Pleasants Station Refunding Revenue, Series C, Callable 5/1/08 @ 100 (AMBAC, MBIA), 6.150%, 5/1/15	1,021,190
1,450,000	West Virginia Commissioner of Highways, Surface Transportation Improvements Revenue, Series A (FSA), 5.000%, 9/1/14	1,530,953
1,000,000	West Virginia Economic Development Authority, Berkeley Co. Development Authority Refunding Revenue, OID, 4.700%, 2/1/17	968,220
2,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A (MBIA), 5.500%, 6/1/12	2,134,620
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (MBIA), 5.500%, 6/1/15	1,072,110
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (MBIA), 5.500%, 6/1/18	1,068,040
535,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease Revenue, 4.750%, 11/1/11	551,671
440,000	West Virginia Economic Development Authority, State Energy Savings Project Lease Revenue, 4.250%, 6/1/12	443,722
1,035,000	West Virginia Economic Development Authority, State Energy Savings Project Lease Revenue, Callable 6/1/15 @ 100, 4.750%, 6/1/21	1,042,442

Continued

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2007 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,250,000	West Virginia Economic Development Authority, State Office Building Lease Revenue, Series A, Callable 10/1/11 @ 101, 5.000%, 10/1/15	$1,298,550
820,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B (FGIC), 5.000%, 4/1/14	864,346
3,860,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (FGIC), 5.000%, 4/1/23	4,005,059
970,000	West Virginia Hospital Finance Authority, Veterans Nursing Home Revenue, Callable 3/1/14 @ 100, 5.500%, 3/1/22	1,007,743
400,000	West Virginia Housing Development Fund, Marion Unity Apartments Project Refunding Revenue, Series A, Callable 7/1/11 @ 100, 5.400%, 1/1/16	401,996
515,000	West Virginia Housing Development Fund, Marion Unity Apartments Project Refunding Revenue, Series A, Callable 7/1/11 @ 100, OID, 5.750%, 1/1/29	517,369
1,615,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (FGIC), 5.000%, 7/1/13	1,699,578
955,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (FGIC), 4.000%, 7/1/15	947,245
3,150,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (FGIC), 5.000%, 7/1/18	3,347,505
650,000	West Virginia School Building Authority, Capital Improvements Revenue (MBIA), 5.250%, 1/1/14	694,219
520,000	West Virginia School Building Authority, Capital Improvements Revenue (MBIA), 5.250%, 7/1/14	557,404
1,925,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A (AMBAC), 5.250%, 7/1/10	1,995,821
630,000	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Inc. Revenue, Series A, Callable 9/1/6 @ 100, OID, 6.500%, 9/1/16	728,311
475,000	West Virginia State Hospital Finance Authority, Charleston Medical Center Revenue, Prerefunded 9/1/10 @ 101, OID, 6.750%, 9/1/30	518,006
800,000	West Virginia State Hospital Finance Authority, Department of Health & Human Resource Refunding Revenue, Callable 8/1/07 @ 100 (FSA), 5.000%, 8/1/09	800,632
1,300,000	West Virginia State Hospital Finance Authority, Linked Bears & Bulls Refunding Revenue, Callable 1/1/08 @ 100 (MBIA), 6.100%, 1/1/18	1,354,379
1,000,000	West Virginia State Parkways Economic Development & Tourism Authority Refunding Revenue (FGIC), 5.000%, 5/15/10	1,029,900
1,000,000	West Virginia State Parkways Economic Development & Tourism Authority Refunding Revenue (FGIC), 5.250%, 5/15/12	1,055,760
700,000	West Virginia State Parkways Economic Development & Tourism Authority Refunding Revenue (FGIC), 5.250%, 5/15/17	759,836
1,000,000	West Virginia State School Building Authority, Capital Improvements Revenue, Series A (FGIC), 5.000%, 7/1/15	1,060,890
1,485,000	West Virginia University, University Projects Revenue, Series A (MBIA), 5.500%, 4/1/11	1,565,042
2,040,000	West Virginia Water Development Authority Revenue, Series A, Callable 10/1/13 @ 101 (AMBAC), OID, 5.000%, 10/1/28	2,103,689
335,000	West Virginia Water Development Authority, Infrastructure Jobs Program Revenue, Series A (FSA), 4.000%, 10/1/16	330,772
1,000,000	West Virginia Water Development Authority, Loan Program II Revenue, Series A, Prerefunded 11/1/09 @ 102 (AMBAC), 5.500%, 11/1/18	1,054,580
720,000	West Virginia, Infrastructure Refunding G.O., Callable 11/1/16 @ 100 (FGIC), 5.000%, 11/1/17	765,396
1,040,000	West Virginia, State Road Highway Improvements G.O. (FSA), 5.500%, 6/1/10	1,085,791
1,370,000	Wheeling, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series A, Callable 6/1/16 @ 100 (FSA), 4.750%, 6/1/36	1,370,932

	Total Municipal Bonds (Cost $66,977,344)	67,438,252

Shares
INVESTMENT COMPANY (2.1%)
1,477,822	Federated Tax-Free Obligations Fund, Institutional Service Class	1,477,822

	Total Investment Company (Cost $1,477,822)	1,477,822

Total Investments — 99.1% (Cost $68,455,166)		68,916,074
Net Other Assets (Liabilities) — 0.9%		653,781

NET ASSETS — 100.0%		$69,569,855

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to Schedules of Portfolio Investments.

BB&T National Tax-Free Money Market Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS (102.4%)
	Alabama (5.3%)
$1,800,000	Jefferson County, AL, Sewer Refunding Revenue, SubSeries B-4 (XLCA), 3.800%, 7/5/07*	$1,800,000
3,500,000	Jefferson County, AL, Sewer Refunding Revenue, SubSeries B-5 (XLCA), 3.740%, 7/5/07*	3,500,000
2,300,000	Jefferson County, AL, Sewer Refunding Revenue, SubSeries B-7 (XLCA), 3.760%, 7/5/07*	2,300,000

		7,600,000

	Arizona (6.0%)
575,000	Arizona Health Facilities Authority Revenue, Loma Village, AZ (Sovereign Bank FSB), 3.780%, 7/5/07*	575,000
4,815,000	Maricopa County, AZ, Hospital Refunding Revenue, Sun Health Corp. (LaSalle National Bank N.A.), 3.770%, 7/5/07*	4,815,000
500,000	Maricopa County, AZ, Industrial Development Authority Multifamily Housing Revenue, Grand Victoria Housing Project, Series A (Fannie Mae), 3.750%, 7/5/07*	500,000
2,720,000	RBC Municipal Products, Inc. Trust, Pima County, AZ Refunding Revenue, Series I-8 (FNMA), 3.770%, 7/5/07* (c)	2,720,000

		8,610,000

	California (1.3%)
1,840,000	Puttable Floating Option Tax-Exempt Receipts Revenue, Series MT-400, 3.700%, 7/5/07* (c)	1,840,000

	Colorado (8.4%)
10,600,000	Southglenn Metropolitan District, CO, Special Revenue (BNP Paribas), 3.780%, 7/5/07*	10,600,000
1,600,000	Thornton, CO, Kroger Co. Industrial Development Refunding Revenue (U.S. Bank N.A.), 3.810%, 7/5/07*	1,600,000

		12,200,000

	District of Columbia (2.5%)
2,430,000	District of Columbia, Association of American Veterinary Medical Colleges Revenue (AMBAC), 3.840%, 7/5/07*	2,430,000
1,250,000	District of Columbia, Refunding G.O., Series D (FGIC), 3.770%, 7/4/07*	1,250,000

		3,680,000

	Florida (10.4%)
420,000	Enhanced Return Puttable Floating Option Revenue, Series EC 1056, 3.830%, 7/5/07* (c)	420,000
4,000,000	Enhanced Return Puttable Floating Option Tax-Exempt Receipts Refunding Revenue, Series EC 1010, Citizens Property Insurance Corp. (MBIA), 3.820%, 7/5/07* (c)	4,000,000
1,500,000	JEA, FL, Water & Sewer System Refunding Revenue, Series B (XLCA), 3.770%, 7/4/07*	1,500,000
1,370,000	Miami, FL, Health Facilities Authority Refunding Revenue, Mercy Hospital Project (NationsBank N.A.), 3.750%, 7/4/07*	1,370,000
2,500,000	Puttable Floating Option Tax Exempt Receipts Revenue, Series EC-1081 (MBIA-IBC), 3.820%, 7/5/07* (c)	2,500,000
3,000,000	Puttable Floating Option Tax-Exempts Receipts Revenue, Alachua County, FL, Series PT-3956, 3.810%, 7/5/07* (c)	3,000,000
2,280,000	Tallahassee, FL, Capital Buildings Revenue, Series 607 (FSA), 3.800%, 7/5/07* (c)	2,280,000

		15,070,000

	Georgia (6.6%)
2,000,000	De Kalb County, GA, Water & Sewer Refunding Revenue, Series 1906 (FSB), 3.790%, 7/5/07* (c)	2,000,000
4,600,000	Enhanced Return Puttable Floating Option, GA, Tax-Exempt Receipts Improvement G.O., Series EC 1019, 3.820%, 7/5/07* (c)	4,600,000
3,000,000	Puttable Floating Option Tax-Exempt Receipts, G.O., Series EC-1127, 3.820%, 7/5/07* (c)	3,000,000

		9,600,000

	Illinois (1.9%)
2,500,000	Illinois State, Refunding G.O., Series B, 5.000%, 1/1/08	2,514,714
246,000	Western Springs, IL, Timber Trails Project Special Assessment (LaSalle National Bank N.A.), 3.760%, 7/4/07*	246,000

		2,760,714

	Indiana (6.9%)
9,900,000	Indiana Health Facility Financing Authority Revenue, Riverview Hospital Project (National City Bank of Indiana), 3.750%, 7/5/07*	9,900,000

	Kentucky (4.2%)
3,000,000	Henderson County, KY, Hospital Facilities Revenue, Community United Methodist, Series B (Fifth Third Bank), 3.770%, 7/6/07*	3,000,000
3,000,000	Jefferson County, KY, University of Louisville Student Housing Industrial Building Revenue, Series A (Regions Bank), 3.750%, 7/5/07*	3,000,000

		6,000,000

	Louisiana (1.4%)
2,090,000	New Orleans, LA, Refunding G.O., Series A20 (FGIC), 3.840%, 7/4/07* (c)	2,090,000

	Maine (6.1%)
3,800,000	Lewiston, ME, G.O., Bond Anticipation Notes, 4.000%, 11/15/07	3,802,698
5,000,000	Maine Financial Authority Revenue, MT Desert (Citizens Bank NH), 3.790%, 7/5/07*	5,000,000

		8,802,698

	Massachusetts (2.5%)
3,670,000	Clipper Tax-Exempt Trust Certificates of Participation, Series 2000-2, 3.700%, 8/2/07* (c)	3,670,000

	Minnesota (3.3%)
4,810,000	Becker, MN, Pollution Control Revenue, Series FP 13, 3.820%, 7/5/07* (c)	4,810,000

Continued

BB&T National Tax-Free Money Market Fund

Schedule of Portfolio Investments — (continued)

June 30, 2007 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Missouri (2.1%)
$3,000,000	Kansas City, MO, Industrial Development Authority Revenue, Downtown Arena Project, Series C (AMBAC), 3.750%, 7/4/07*	$3,000,000

	New Jersey (0.9%)
1,340,000	Park Ridge, NJ, Board of Education G.O., Grant Anticipation Notes, 4.500%, 8/7/07	1,340,653

	New York (3.5%)
5,000,000	Clinton County, NY, Industrial Development Agency Civic Facility Revenue, Champlain VY Physicians, Series A (Radian), 3.760%, 7/5/07*	5,000,000

	Ohio (6.9%)
850,000	Cleveland Heights, OH, Bond Anticipation Notes, 4.500%, 8/9/07	850,656
3,600,000	Elyria, OH, G.O. Bond Anticipation Notes, Energy Conservation Improvements, 4.000%, 10/17/07	3,603,638
1,430,000	Elyria, OH, G.O. Bond Anticipation Notes, Street Improvements, 4.000%, 10/17/07	1,431,426
1,525,000	Montgomery County, OH, Industrial Development Refunding Revenue (U.S. Bank NA), 3.810%, 7/5/07*	1,525,000
500,000	Ohio State Higher Educational Facility Commission Revenue, Pooled Financing Program, Series A (Fifth Third Bank), 3 830%, 7/5/07*	500,000
2,000,000	Stark County, OH, Bond Anticipation Notes, Sewer Improvements, 4.150%, 11/15/07	2,003,269

		9,913,989

	Other (0.8%)
1,140,000	Puttable Floating Option Tax-Exempt Receipts Revenue, Series EC-001, 3.950%, 7/5/07* (c)	1,140,000

	Tennessee (2.0%)
2,940,000	Sevier County, TN, Public Building Authority Revenue, Series D-1 (AMBAC), 3.950%, 7/6/07*	2,940,000

	Texas (7.4%)
1,350,000	Crawford, TX, Education Facilities Corp. Refunding Revenue, University Parking System Project, Series A (BNP Paribas), 3.820%, 7/5/07*	1,350,000
1,800,000	Harris County, TX, Health Facilities Development Corp. Refunding Revenue, St. Lukes Episcopal Hospital, Series B, 3.850%, 7/2/07*	1,800,000
3,500,000	North Texas Tollway Authority Refunding Revenue, Dallas North Tollway System, Series C (FGIC), 3.770%, 7/4/07*	3,500,000
4,000,000	Puttable Floating Option Tax-Exempt Receipts Revenue, Series PA 1476, 3.810%, 7/5/07* (c)	4,000,000

		10,650,000

	Utah (8.1%)
2,500,000	Riverton, UT, Hospital Revenue, Series 1762, 3.790%, 7/5/07* (c)	2,500,000
4,250,000	Utah Transit Authority, Refunding Revenue, Series 63Z (MBIA), 3.800%, 7/5/07* (c)	4,250,000
5,000,000	Utah Water Finance Agency Revenue, Series A-20 (AMBAC), 3.790%, 7/4/07*	5,000,000

		11,750,000

	Virginia (3.1%)
4,500,000	Puttable Floating Option Tax-Exempt Receipts Revenue, Series EC-1125 (State Aid Withholding), 3.810%, 7/5/07* (c)	4,500,000

	Wisconsin (0.8%)
1,100,000	Wisconsin State Health & Educational Facilities Authority Revenue, Franciscan Sisters, Series B (Marshall & Ilsley), 3.730%, 7/5/07*	1,100,000

	Total Municipal Bonds (Cost $147,968,054)	147,968,054

COMMERCIAL PAPER (1.4%)
2,000,000	Connecticut Development Authority, 3.750%, 8/13/07	2,000,000

	Total Commercial Paper (Cost $2,000,000)	2,000,000

Shares
INVESTMENT COMPANY (0.0%)
13,945	SEI Institutional Tax Free Fund	13,945

	Total Investment Company (Cost $13,945)	13,945

Total Investments — 103.8% (Cost $149,981,999)		149,981,999
Net Other Assets (Liabilities) — (3.8%)		(5,515,355)

NET ASSETS — 100.0%		$144,466,644

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to Schedules of Portfolio Investments.

BB&T Prime Money Market Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Principal Amount		Amortized Cost
ASSET BACKED SECURITIES (0.7%)
$ 3,380,719	Cal Securitization Trust, Series 2006-1, Class A1, 5 400%, 12/17/07(e)	$3,380,719
3,200,000	Cal Securitization Trust, Series 2007-1, Class A1, 5.424%, 7/15/08(c)	3,200,000
3,773,608	Capital Auto Receivables Asset Trust, Series 2007-SN1, Class A1A, 5.366%, 6/16/08(c)	3,773,608
1,622,360	CNH Equipment Trust, Series 2006-B, Class A1, 5.393%, 10/5/07	1,622,361

	Total Asset Backed Securities (Cost $11,976,688)	11,976,688

CERTIFICATES OF DEPOSIT (11.7%)
	Agricultural Services (0.9%)
15,000,000	Cargill, Inc., 5.320%, 5/15/07	15,000,000

	Banks (7.9%)
15,000,000	Barclays Bank PLC, 5.310%, 7/26/07	15,000,000
20,000,000	Barclays Bank PLC, 5.310%, 8/16/07	20,000,000
8,000,000	Barclays Bank PLC, 5.300%, 1/16/08	8,000,000
5,000,000	Barclays Bank PLC, 5.380%, 2/15/08	5,000,000
5,300,000	Barclays Bank PLC, 5.312%, 5/22/08	5,300,000
5,000,000	Barclays Bank PLC, Series YCD, 5.370%, 1/25/08	5,000,000
5,000,000	Credit Suisse, 5.290%, 4/11/08	5,000,000
8,000,000	Credit Suisse, New York, 5.420%, 12/4/07	8,000,000
4,000,000	Credit Suisse, New York, 5.300%, 4/17/08	4,000,000
10,000,000	Credit Suisse, New York, 5.290%, 5/21/08	10,000,000
5,000,000	Credit Suisse, New York, 5.320%, 5/22/08	5,000,000
5,000,000	Credit Suisse, New York, 5.380%, 6/2/08	5,000,000
10,000,000	Credit Suisse, New York, Series YCD, 5.300%, 1/14/08	10,000,000
5,000,000	Credit Suisse, New York, Series YCD, 5.365%, 1/18/08	5,000,000
3,000,000	Huntington National Bank, 5.350%, 10/5/07	3,000,000
5,000,000	Huntington National Bank, 5.360%, 10/19/07	5,000,000
8,000,000	Toronto Dominion Bank, 5.420%, 12/12/07	8,000,000
2,500,000	Toronto Dominion Bank, New York, 5.505%, 8/3/07	2,500,147

		128,800,147

	Financial Services (2.9%)
10,000,000	Bank of America N.A., 5.320%, 8/29/07	10,000,000
5,000,000	Deutsche Bank AG, Series YCD, 5.350%, 4/14/08	5,000,000
25,000,000	Mizuho Corporate Bank, 5.310%, 7/17/07	25,000,000
7,000,000	Societe Generale, Paris, 5.360%, 4/2/08	7,000,000

		47,000,000

	Total Certificates of Deposit (Cost $190,800,147)	190,800,147

COLLATERALIZED MORTGAGE OBLIGATIONS* (4.0%)
25,000,000	Arkle Master Issue PLC, Series 2007-1 A, Class 1A, 5.300% 7/17/07(c)	25,000,000
8,000,000	Holmes Master Issuer PLC, Series 2006-1 A, Class 1A, 5.300%, 7/16/07(c)	8,000,000
11,300,000	Holmes Master Issuer PLC, Series 2007-1, Class 1A1, 5.300%, 7/16/07	11,300,000
20,000,000	Westpac Securitization Trust, Series 2007-1G, Class A1, 5.324%, 8/21/07(c)	20,000,000

	Total Collateralized Mortgage Obligations (Cost $64,300,000)	64,300,000

COMMERCIAL PAPER** (34.3%)
	Energy (0.2%)
4,000,000	ConocoPhillips, 5.300%, 7/12/07(c)	3,993,522

	Financial Services (29.5%)
7,500,000	Citigroup Funding, Inc., 5.351%, 7/16/07	7,483,750
25,000,000	Citigroup Funding, Inc., 5.240%, 8/1/07	24,887,194
25,000,000	Citigroup Funding, Inc., 5.240%, 8/21/07	24,814,417
19,000,000	Citigroup Funding, Inc., 5.330%, 8/28/07	18,839,904
19,000,000	Citigroup Funding, Inc., 5.240%, 8/30/07	18,834,067
18,000,000	Countrywide Financial Corp., 5.265%, 7/13/07	17,968,410
9,000,000	Daimler Chrysler North America Holding, 5.340%, 7/3/07	8,997,330
2,000,000	Daimler Chrysler North America Holding, 5.350%, 7/25/07	1,992,867
10,000,000	Fcar Auto Loan Trust, 5.292%, 8/28/07	9,915,900
10,000,000	Fcar Auto Loan Trust, 5.200%, 10/26/07	9,831,000
10,000,000	Fcar Owner Trust, 5.346%, 7/9/07	9,988,444
10,000,000	Fcar Owner Trust, 5.395%, 7/19/07	9,973,800
7,000,000	Fcar Owner Trust, 5.367%, 7/23/07	6,977,713
15,000,000	Fountain Square Commercial Funding Corp., 5.250%, 7/10/07(c)	14,980,312
15,000,000	Georgetown Funding Co. LLC, 5.310%, 7/18/07(c)	14,962,387
18,700,000	K2 (USA) LLC, 5.337%, 7/11/07(c)	18,673,041
15,000,000	Klio Funding, Ltd., 5.250%, 7/25/07(c)	14,948,077
5,000,000	Klio Funding, Ltd., 5.140%, 8/22/07(c)	4,962,011
18,568,000	Klio II Funding Corp., 5.322%, 7/17/07(c)	18,524,675
40,000,000	Klio II Funding Corp., 5.264%, 7/19/07(c)	39,895,000
15,000,000	Klio II Funding Corp., 5.250%, 7/23/07(c)	14,951,875
10,000,000	Klio II Funding Corp., 5.190%, 7/24/07(c)	9,966,458
15,000,000	Long Lane Master Trust, Series A, 5.280%, 8/13/07(c)	14,905,400
2,000,000	Nissan Motor Acceptance Corp., 5.340%, 9/19/07(c)	1,976,267
25,000,000	Paradigm Funding LLC, 5.280%, 7/2/07(c)	24,996,333
5,000,000	Paradigm Funding LLC, 5.280%, 7/11/07(c)	4,992,667
10,000,000	Paradigm Funding LLC, 5.373%, 8/6/07(c)	9,947,950
15,000,000	Paradigm Funding LLC, 5.384%, 8/13/07(c)	14,906,654
5,000,000	Picaros Funding LLC, 5.349%, 7/13/07(c)	4,991,333
6,500,000	Picaros Funding LLC, 5.335%, 10/5/07(c)	6,411,167
31,000,000	Scaldis Capital LLC, 5.280%, 7/9/07(c)	30,963,627
12,000,000	Sigma Finance, Inc., 5.337%, 7/11/07(c)	11,982,700
4,000,000	Textron Financial Corp., 5.320%, 7/11/07	3,994,089
10,000,000	Versailles, CDS, LLC, 5.300%, 7/12/07(c)	9,983,806
1,000,000	Volkswagen of America, 5.550%, 7/2/07(c)	999,846
6,000,000	Volkswagen of America, 5.310%, 7/16/07(c)	5,986,725
9,000,000	Volkswagen of America, 5.305%, 7/27/07(c)	8,965,517

		478,372,713

	Health Care (1.2%)
10,000,000	AstraZeneca PLC, 5.280%, 8/22/07(c)	9,923,733
10,000,000	AstraZeneca PLC, 5.270%, 9/10/07(c)	9,896,064

		19,819,797

Continued

BB&T Prime Money Market Fund

Schedule of Portfolio Investments — (continued)

June 30, 2007 (Unaudited)

Principal Amount		Amortized Cost
COMMERCIAL PAPER** — (continued)
	Materials (0.6%)
$10,000,000	Alcoa, Inc., 5.260%, 7/23/07	$9,967,855

	Retail (2.8%)
1,500,000	Fortune Brands, Inc., 5.320%, 8/13/07(c)	1,490,468
11,000,000	Gannett Co., Inc., 5.310%, 7/9/07(c)	10,987,020
6,500,000	Gannett Co., Inc., 5.300%, 7/13/07(c)	6,488,517
1,000,000	Heinz (H.J.) Finance Co., 5.330%, 7/11/07(c)	998,519
1,100,000	Heinz (H.J.) Finance Co., 5.320%, 7/12/07(c)	1,098,212
6,600,000	Heinz (H.J.) Finance Co., 5.330%, 7/18/07(c)	6,583,388
7,500,000	Safeway, Inc., 5.530%, 7/2/07(c)	7,498,848
3,000,000	Safeway, Inc., 5.270%, 7/12/07(c)	2,995,078
3,000,000	Safeway, Inc., 5.370%, 7/12/07(c)	2,995,078
1,000,000	Whirlpool Corp., 5.400%, 7/18/07	997,445
3,000,000	Whirlpool Corp., 5.390%, 7/25/07	2,989,220

		45,121,793

	Total Commercial Paper (Cost $557,275,680)	557,275,680

CORPORATE BONDS (2.7%)
	Banks (0.7%)
5,000,000	Barclays Bank PLC, Series YCD, 5.350%, 4/23/08	5,000,000
3,000,000	Barclays Bank PLC, Series YCD, 5.350%, 5/9/08	3,000,000
4,000,000	UBS AG, MTN, 5.450%, 12/28/07	4,000,000

		12,000,000

	Financial Services (1.4%)
5,000,000	Sigma Finance, Inc., Series MTN, 5.315%, 10/12/07(c)	4,999,929
7,000,000	Sigma Finance, Inc., Series MTN, 5.375%, 2/4/08(c)	7,000,000
5,000,000	Sigma Finance, Inc., Series MTN, 5.400%, 4/21/08(c)	5,000,000
5,000,000	Sigma Finance, Inc., Series MTN, 5.350%, 5/22/08(c)	5,000,000

		21,999,929

	Retail (0.6%)
10,000,000	Wal-Mart Stores, Inc., 5.933%, 6/1/08	10,052,980

	Total Corporate Bonds (Cost $44,052,909)	44,052,909

VARIABLE RATE NOTES* (39.1%)
	Banking (20.2%)
1,755,000	Anchor Holdings LLC, Series 2000, 5.440%, 7/5/07	1,755,000
36,000,000	Bank of America N.A., Series BKNT, 5.300%, 7/1/07	36,000,000
25,000,000	Bank of Ireland, Series XMTN, 5.300%, 7/19/07(c)	25,000,000
25,000,000	Bank of Montreal, Chicago, Series YCD, 5.330%, 8/21/07	25,000,000
5,000,000	Bartlett, IL, Tax Increment Revenue (LaSalle Bank N.A.), 5.410%, 7/4/07	5,000,000
14,000,000	BNP Paribas, 5.350%, 8/20/07(c)	14,000,000
3,170,000	Christian Life Assembly of the Assemblies of God, 5 470%, 7/5/07	3,170,000
3,045,000	Damascus, Ltd., 5.390%, 7/5/07	3,045,000
15,000,000	Depfa Bank PLC, Series EXL, 5.420%, 9/15/07(c)	15,000,000
4,775,000	Franklin County, OH, Edison Welding Institute Inc. Project Refunding Revenue Bonds, 5.390%, 7/5/07	4,775,000
1,505,000	Guilford Capital LLC, Series 02-A, 5.420%, 7/5/07	1,505,000
2,000,000	HBOS Treasury Services PLC, Series MTN, 5.310%, 7/9/07(c)	2,000,000
8,500,000	HBOS Treasury Services PLC, Series MTN, 5.430%, 8/20/07(c)	8,500,083
10,000,000	HBOS Treasury Services PLC, Series MTN, 5.430%, 9/25/07(c)	10,000,000
23,300,000	HBOS Treasury Services PLC, Series MTN2, 5.390%, 7/1/07	23,300,000
4,805,000	HC Equities LP, Series 2001, 5.320%, 7/5/07	4,805,000
3,785,000	Indian Hills Country Club, Series 2000, 5.370%, 7/5/07	3,785,000
4,000,000	Kansas City, MO, Industrial Development Authority Revenue Bonds, West Edge Project, (M&I Marshall & Ilsley), 5.350%, 7/4/07	4,000,000
5,015,000	Kent Capital LLC, 5.460%, 7/5/07	5,015,000
35,000,000	M&I Marshall & Ilsley Bank, 5.290%, 7/25/07	35,000,000
7,000,000	Maryland State, Economic Development Corp. Revenue Bonds, Human Genome Project Series A, (Manufacturers & Traders), 5.420%, 7/3/07	7,000,000
30,000,000	Monet Trust, 5.430%, 9/28/07(e)	30,000,000
3,380,000	New Keibler-Thompson Co., 5.420%, 7/6/07	3,380,000
179,000	Quality Synthetic Rubber Co., Inc., Series 2000, 5.380%, 7/5/07	179,000
3,565,000	Spira Millennium LLC, Series 2001, 5.370%, 7/5/07	3,565,000
14,485,000	Stone Creek LLC (Columbus Bank and Trust Co.), 5.380%, 7/5/07	14,485,000
10,000,000	Svenska Handelsbanken AB, 5.290%, 7/13/07(c)	10,000,000
6,882,000	TOG Properties LLC, 5.400%, 7/5/07	6,882,000
2,900,000	Vestavia Hills Baptist Church, Series 2000, 5.390%, 7/5/07	2,900,000
2,000,000	Wells Fargo & Co., Series MTNC, 5.380%, 7/2/07	2,000,000
12,000,000	Westpac Banking Corp., Ltd., 5.310%, 7/16/07(c)	12,000,000
4,725,000	World Wildlife Fund, Inc., 5.360%, 7/5/07	4,725,000

		327,771,083

	Brokers & Dealers (9.7%)
35,000,000	Goldman Sachs Group, Inc., 5.495%, 7/1/07(e)	35,000,000
5,000,000	Goldman Sachs Group, Inc., Series MTN2, 5.370%, 7/16/07(c)	5,000,082
6,500,000	Merrill Lynch & Co., Inc., 5.300%, 7/18/07(c)	6,500,000
8,000,000	Merrill Lynch & Co., Inc., Series MTN, 5.300%, 7/23/07	8,000,000
10,000,000	Merrill Lynch & Co., Inc., Series MTN1, 5.400%, 7/5/07(c)	10,000,000
12,000,000	Merrill Lynch & Co., Inc., Series MTN5, 5.570%, 7/11/07	12,000,000
22,500,000	Morgan Stanley, 5.435%, 7/1/07	22,500,000
33,000,000	Morgan Stanley, 5.445%, 7/1/07	33,000,000
4,000,000	Morgan Stanley, 5.445%, 7/1/07	4,000,000

Continued

BB&T Prime Money Market Fund

Schedule of Portfolio Investments — (continued)

June 30, 2007 (Unaudited)

Principal Amount		Amortized Cost
VARIABLE RATE NOTES* — (continued)
	Brokers & Dealers — (continued)
$ 5,000,000	Morgan Stanley, Series EXL, 5.400%, 7/5/07	$5,000,000
7,000,000	Morgan Stanley, Series EXL, 5.410%, 7/25/07	7,000,000
10,000,000	Morgan Stanley, Series EXLS, 5.360%, 7/3/07	10,000,000

		158,000,082

	Financial Services (7.9%)
15,000,000	CIT Group, Inc., Series MTN, 5.430%, 8/24/07	15,001,735
30,000,000	Compass Securitization, 5.275%, 7/10/07(c)	29,999,810
7,000,000	General Electric Capital Corp., 5.445%, 7/9/07(c)	7,000,000
7,000,000	General Electric Capital Corp., Series MTN, 5.445%, 7/17/07(c)	7,000,000
2,000,000	K2 (USA) LLC, Series MTN, 5.320%, 7/6/07(c)	1,999,946
3,000,000	K2 (USA) LLC, Series MTN, 5.300%, 7/10/07(c)	3,000,003
8,000,000	K2 (USA) LLC, Series MTN, 5.315%, 7/19/07(c)	7,999,038
5,000,000	K2 (USA) LLC, Series MTN, 5.320%, 8/20/07(c)	4,999,560
5,000,000	PYXIS Master Trust, Series 2007-6, 5.380%, 9/6/07(e)	5,000,000
10,000,000	Sigma Finance, Inc., Series MTN, 5.325%, 9/13/07(c)	9,999,774
7,000,000	Sigma Finance, Inc., Series MTN1, 5.320%, 7/16/07	6,999,619
15,000,000	SLM Corp., 5.320%, 7/12/07(c)	15,000,000
10,000,000	SLM Corp., 5.320%, 7/16/07(c)	10,000,000
5,000,000	SLM Corp., Series MTN, 5.555%, 7/25/07	5,000,746

		129,000,231

	Insurance (1.3%)
5,000,000	Genworth Life Insurance Co., 5.447%, 8/9/07(e)	5,000,000
5,000,000	Metropolitan Life Insurance Co., 5.480%, 8/1/07(e)	5,000,000
5,000,000	New York Life Insurance Co., 5.440%, 8/24/07(e)	5,000,000
5,000,000	Travelers Insurance Co., 5.453%, 8/17/07	5,000,000

		20,000,000

	Total Variable Rate Notes (Cost $634,771,396)	634,771,396

COLLATERALIZED LOAN AGREEMENTS (1.9%)
30,000,000	Bear Stearns & Co., Inc., 5.495%, dated 6/29/07, maturing 7/2/07, with a maturity value of $30,013,738 (Collateralized fully by various U.S. Government Agencies)	30,000,000

	Total Collateralized Loan Agreements (Cost $30,000,000)	30,000,000

REPURCHASE AGREEMENT (5.7%)
92,675,000	Merrill Lynch & Co., Inc., 5.34%, dated 6/29/07, maturing 7/2/07, with a maturity value of $92,716,240 (Collateralized fully by U.S. Treasury Notes)	92,675,000

	Total Repurchase Agreement (Cost $92,675,000)	92,675,000

Total Investments — 100.1% (Cost $1,625,851,820)		1,625,851,820
Net Other Assets (Liabilities) — (0.1)%		(2,017,954)

NET ASSETS — 100.0%		$1,623,833,866

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to Schedules of Portfolio Investments.

BB&T U.S. Treasury Money Market Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Principal Amount		Amortized Cost
U.S. TREASURY NOTES (25.4%)
$30,000,000	3.625%, 6/30/07	$30,000,000
30,000,000	3.875%, 7/31/07	29,972,133
30,000,000	4.000%, 8/31/07	29,951,807
30,000,000	4.000%, 9/30/07	29,929,944
30,000,000	4.250%, 10/31/07	29,939,263
25,000,000	3.000%, 11/15/07	24,824,182

	Total U.S. Treasury Notes (Cost $174,617,329)	174,617,329

U.S. TREASURY BILLS** (5.1%)
30,000,000	5.082%, 7/19/07	29,925,900
5,000,000	4.812%, 11/15/07	4,911,474

	Total U.S. Treasury Bills (Cost $34,837,374)	34,837,374

REPURCHASE AGREEMENTS (69.6%)
120,000,000	Bank of America Corp., 4.15%, dated 6/29/07, maturing 7/2/07, with a maturity value of $120,041,500 (Collateralized fully by U.S. Treasury Securities)	120,000,000
105,000,000	Bear Stearns & Co. Inc., 4.18% dated 6/29/07, maturing 7/2/07, with a maturity value of $105,036,575 (Collateralized fully by U.S. Treasury Securities)	105,000,000
127,952,697	Credit Suisse First Boston, 4.40%, dated 6/29/07, maturing 7/2/07, with a maturity value of $127,999,613 (Collateralized fully by U.S. Treasury Securities)	127,952,696
125,000,000	Lehman Brothers, 4.25%, dated 6/29/07, maturing 7/2/07, with a maturity value of $125,044,271 (Collateralized fully by U.S. Treasury Securities)	125,000,000

	Total Repurchase Agreements (Cost $477,952,696)	477,952,696

Total Investments — 100.1% (Cost $687,407,399)		687,407,399
Net Other Assets (Liabilities) — (0.1)%		(710,319)

NET ASSETS — 100.0%		$686,697,080

See footnote legend to Schedules of Portfolio Investments.

See accompanying notes to Schedules of Portfolio Investments.

BB&T Capital Manager Conservative Growth Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (99.6%)
285,734	BB&T International Equity Fund, Institutional Class	$3,788,827
638,118	BB&T Large Cap Fund, Institutional Class	12,392,261
193,679	BB&T Mid Cap Growth Fund, Institutional Class	2,742,500
265,170	BB&T Mid Cap Value Fund, Institutional Class	4,096,875
129,196	BB&T Small Cap Fund, Institutional Class	2,127,851
3,601,607	BB&T Total Return Bond Fund, Institutional Class	35,908,020
1,482,638	BB&T U.S. Treasury Money Market Fund, Institutional Class	1,482,637

	Total Affiliated Investment Companies (Cost $57,712,522)	62,538,971

Total Investments — 99.6% (Cost $57,712,522)		62,538,971
Net Other Assets (Liabilities) — 0.4%		235,554

NET ASSETS — 100.0%		$62,774,525

See footnote legend to Schedules of Portfolio Investments.

See notes to Schedules of Portfolio Investments.

BB&T Capital Manager Moderate Growth Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (99.8%)
671,841	BB&T International Equity Fund, Institutional Class	$8,908,605
1,500,161	BB&T Large Cap Fund, Institutional Class	29,133,129
455,031	BB&T Mid Cap Growth Fund, Institutional Class	6,443,241
623,530	BB&T Mid Cap Value Fund, Institutional Class	9,633,535
303,599	BB&T Small Cap Fund, Institutional Class	5,000,274
2,925,170	BB&T Total Return Bond Fund, Institutional Class	29,163,941
2,667,670	BB&T U.S. Treasury Money Market Fund, Institutional Class	2,667,670

	Total Affiliated Investment Companies (Cost $81,247,656)	90,950,395

Total Investments — 99.8% (Cost $81,247,656)		90,950,395
Net Other Assets (Liabilities) — 0.2%		193,637

NET ASSETS — 100.0%		$91,144,032

See footnote legend to Schedules of Portfolio Investments.

See notes to Schedules of Portfolio Investments.

BB&T Capital Manager Growth Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (99.8%)
638,265	BB&T International Equity Fund, Institutional Class	$8,463,399
1,425,704	BB&T Large Cap Fund, Institutional Class	27,687,165
432,197	BB&T Mid Cap Growth Fund, Institutional Class	6,119,916
592,725	BB&T Mid Cap Value Fund, Institutional Class	9,157,599
288,427	BB&T Small Cap Fund, Institutional Class	4,750,392
1,200,083	BB&T Total Return Bond Fund, Institutional Class	11,964,823
1,978,848	BB&T U.S. Treasury Money Market Fund, Institutional Class	1,978,848

	Total Affiliated Investment Companies (Cost $61,303,898)	70,122,142

Total Investments — 99.8% (Cost $61,303,898)		70,122,142
Net Other Assets (Liabilities) — 0.2%		173,302

NET ASSETS — 100.0%		$70,295,444

See footnote legend to Schedules of Portfolio Investments.

See notes to Schedules of Portfolio Investments.

BB&T Capital Manager Equity Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (99.9%)
414,566	BB&T International Equity Fund, Institutional Class	$5,497,150
925,820	BB&T Large Cap Fund, Institutional Class	17,979,421
280,919	BB&T Mid Cap Growth Fund, Institutional Class	3,977,819
384,822	BB&T Mid Cap Value Fund, Institutional Class	5,945,499
187,388	BB&T Small Cap Fund, Institutional Class	3,086,282
1,118,291	BB&T U.S. Treasury Money Market Fund, Institutional Class	1,118,291

	Total Affiliated Investment Companies (Cost $31,829,476)	37,604,462

Total Investments — 99.9% (Cost $31,829,476)		37,604,462
Net Other Assets (Liabilities) — 0.1%		52,870

NET ASSETS — 100.0%		$37,657,332

See footnote legend to Schedules of Portfolio Investments.

See notes to Schedules of Portfolio Investments.

BB&T Funds

Footnote Legend to the Schedules of Portfolio Investments

(a)	Represents non-income producing security.

(b)	Represents that all or a portion of the security was on loan as of June 30, 2007.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(d)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.

(e)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities to be illiquid. As of June 30, 2007, these securities represent 1.59% and 5.44% of net assets in the North Carolina Intermediate Tax-Free Fund and the Prime Money Market Fund, respectively.

(f)	Represents a security purchased on a when-issued basis. At June 30, 2007, total cost of investments purchased on a when-issued basis for the Total Return Bond was $41,833,863.

(g)	Inflation protection security. Principal amount periodically adjusted for inflation.

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2007. For bond funds, the maturity date reflected is the final maturity date. For money market funds, the maturity date reflected is the next reset date.

**	Discount note or zero coupon bond. Rate disclosed represents the effective yield at June 30, 2007.

ADR — American Depository Receipt.

AMBAC — Insured by AMBAC Indemnity Corp.

AMBAC-TCRS — Secondarily Insured by AMBAC Indemnity Corp.

FGIC — Insured by the Financial Guaranty Insurance Corp.

FHA — Insured by the Federal Housing Administration.

FNMA — Insured by the Federal National Mortgage Association.

FSA — Insured by Financial Security Assurance.

G.O. — General Obligation.

IBC — Insured Bond Certificate.

MBIA — Insured by the Municipal Bond Insurance Association.

N.A. — North America.

OID — Original Issue Discount.

REIT — Real Estate Investment Trust.

SCSDE — South Carolina School District Enhancement.

STEP — Step Coupon Bond.

XLCA — Insured by XL Capital Assurance.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Funds

Notes to Schedules of Portfolio Investments

June 30, 2007

1.	Organization:

The BB&T Funds commenced operations on October 5, 1992 and are registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The BB&T Funds offer shares of the Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund (formerly known as the Small Company Value Fund), the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund, the Short U.S. Government Fund, the Intermediate U.S. Government Fund, the Total Return Bond Fund, the Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund, the West Virginia Intermediate Tax-Free Fund, the National Tax-Free Money Market Fund, the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). The Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund and the West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds”. The National Tax-Free Money Market Fund, Prime Money Market Fund and the U.S. Treasury Money Market Fund are referred to as the “Money Market Funds”. The Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund are referred to as the “Fund of Funds”. The Funds, excluding the Money Market Funds and the Fund of Funds, are referred to as the “Variable Net Asset Value Funds”. The Fund of Funds invest in underlying mutual funds as opposed to individual securities.

All Funds except the Tax-Free Funds are diversified funds under the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

Under the Funds’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities and U.S. Government agency securities of the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect fair values which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies, including the Fund of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their fair values based upon the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error,

BB&T Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2007

certain stale prices, or an event occurs that materially effects the furnished price) will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board of Trustees.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the International Equity Fund’s net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Foreign Currency Translation — The accounting records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments; and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts — The International Equity Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Fund securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts — The Variable Net Asset Value Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts as of June 30, 2007.

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds, with the exception of the U.S. Treasury Money Market Fund, may purchase securities on a “when-issued” basis. The Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Prime Money Market Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for

BB&T Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2007

payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements and Collateralized Loan Agreements — The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T Asset Management, Inc. or a sub-advisor deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Written Options — The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in fair value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put options written) or sell (call options written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value.

The Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Fund of Funds each may sell call options and the International Equity Fund may purchase put options that are traded on recognized U.S. exchanges and enter into closing transactions with respect to such options.

The following is a summary of options outstanding as of June 30, 2007:

Security	Number of Contracts	Fair Value
Special Opportunities Equity Fund
Activision, Inc., $22.50, 08/18/07	2,299	$11,495
Consol Energy, Inc., $60.00, 10/20/07	2,358	82,530
Corning, Inc., $30.00, 11/17/07	140	9,100
SLM Corp., $50.00, 07/21/07	730	540,200
Weatherford International Ltd., $60.00, 08/18/07	800	104,000
Weatherford International Ltd., $65.00, 08/18/07	1,185	47,400

		$794,725

Equity Income Fund
Petroleo Brasileiro S.A., ADR, $15.00, 07/21/07	420	$327,600

		$327,600

BB&T Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2007

Security Loans — To generate additional income, the Funds may lend up to 33 1/3% of their respective total assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. Government or U.S. Government agency securities, equal at all times to at least 100% of the fair value.

The cash collateral received by the Funds at June 30, 2007 was invested in the Mount Vernon Securities Lending Prime Portfolio managed by U.S. Bank National Association. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Funds to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Funds, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time and are, therefore, not considered to be illiquid investments. As of June 30, 2007, the following Funds had loans outstanding:

	Value of Loaned Securities	Value of Collateral	Average Value on Loan for the quarter ended June 30, 2007
Large Cap Fund	$125,557,040	$128,686,306	$125,822,937
Mid Cap Value Fund	67,504,950	70,556,547	81,295,963
Mid Cap Growth Fund	82,974,064	85,284,594	73,063,861
Small Cap Fund	38,920,041	40,716,912	39,488,265
Special Opportunities Equity Fund	73,391,462	76,401,741	61,321,284
Equity Income Fund	17,725,488	19,594,158	27,400,367
Short U.S. Government Fund	16,613,101	16,952,595	19,332,517
Intermediate U.S. Government Fund	62,148,958	63,345,942	67,706,959
Total Return Bond Fund	147,564,508	150,425,516	160,409,187
U.S. Treasury Money Market Fund	—	—	181,746,466

3.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

4.	Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (The “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2007, the North Carolina Intermediate Tax-Free Fund and the Prime Money Market Fund held illiquid restricted securities representing 1.59% and 5.44% of net assets, respectively. The illiquid restricted securities held as of June 30, 2007 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
BB&T North Carolina Intermediate Tax-Free Fund
North Carolina Medical Care Commission Halifax Regional Medical Center Revenue, 4.60%, 8/15/07	3/2/2002	$1,764,467	$1,795,000	$1,793,869

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
BB&T Prime Money Market Fund
Cal Securitization Trust, 5.400%, 12/17/07	12/14/2006	$6,964,833	$6,964,833	$3,380,719
Genworth Life Insurance Co., 5.447%, 8/9/07	5/9/2007	5,000,000	5,000,000	5,000,000
Goldman Sachs Group, Inc., 5.495%, 7/1/07	12/15/2006	5,000,000	35,000,000	35,000,000
Metropolitan Life Insurance Co., 5.480%, 8/1/07	2/10/2003	5,000,000	5,000,000	5,000,000
Monet Trust, 5.43%, 9/28/07	12/23/2003	30,000,000	30,000,000	30,000,000

BB&T Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2007

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
New York Life Insurance Co., 5.440%, 8/24/07	8/25/2006	$5,000,000	$5,000,000	$5,000,000
PYXIS Master Trust, 5.380%, 9/6/07	3/6/2007	5,000,000	5,000,000	5,000,000

5.	Federal Income Tax Information:

At September 30, 2007, the following Funds have net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
Large Cap Growth Fund	$7,019,454	2011
Small Cap Fund*	7,051,245	2009
Small Cap Fund*	2,350,415	2010
International Equity Fund	636,946	2011
Short U.S. Government Fund	349,217	2008
Short U.S. Government Fund	498,342	2009
Short U.S. Government Fund	118,919	2012
Short U.S. Government Fund	2,094,190	2013
Short U.S. Government Fund	1,246,269	2014
Intermediate U.S. Government Fund	222,709	2013
Intermediate U.S. Government Fund	4,243,104	2014
Total Return Bond Fund	1,527,254	2014
Kentucky Intermediate Tax-Free Fund	7,545	2011
Kentucky Intermediate Tax-Free Fund	3,794	2014
Maryland Intermediate Tax-Free Fund	14,230	2011
Maryland Intermediate Tax-Free Fund	113,581	2013
Capital Manager Conservative Growth Fund	1,243,302	2012
Capital Manager Conservative Growth Fund	164,216	2013

*	The amount of these losses that may be utilized are limited to $2,350,415 on annual basis as a result of certain ownership changes in 2006.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2007:

Post-October Losses
International Equity Fund	$80,000
Short U.S. Government Fund	3,937,637
Intermediate U.S. Government Fund	10,487,042
Total Return Bond Fund	8,829,158
Kentucky Intermediate Tax-Free Fund	68,683
Maryland Intermediate Tax-Free Fund	15,933

At June 30, 2007 the book cost, which approximates Federal tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Fund	$708,323,155	$146,346,292	$(5,792,100)	$140,554,192
Mid Cap Value Fund	299,301,734	44,169,315	(1,880,813)	42,288,502
Mid Cap Growth Fund	224,790,806	44,384,858	(1,555,532)	42,829,326
Small Cap Fund	129,261,033	15,771,891	(1,360,613)	14,411,278
International Equity Fund	113,417,251	55,424,131	(1,798,529)	53,625,602
Special Opportunities Equity Fund	323,911,951	58,892,180	(1,089,770)	57,802,410
Equity Income Fund	159,285,109	25,547,338	(318,102)	25,229,236
Short U.S. Government Fund	59,521,460	45,580	(501,462)	(455,882)

BB&T Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2007

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Intermediate U.S. Government Fund	$218,994,762	$33,272	$(4,454,699)	$(4,421,427)
Total Return Bond Fund	636,601,082	448,422	(6,898,912)	(6,450,490)
Kentucky Intermediate Tax-Free Fund	15,286,046	68,084	(70,884)	(2,800)
Maryland Intermediate Tax-Free Fund	11,849,887	34,480	(60,469)	(25,989)
North Carolina Intermediate Tax-Free Fund	111,987,379	1,072,819	(377,327)	695,492
South Carolina Intermediate Tax-Free Fund	16,785,556	197,788	(74,524)	123,264
Virginia Intermediate Tax-Free Fund	74,142,062	959,753	(144,839)	814,914
West Virginia Intermediate Tax-Free Fund	68,455,166	743,458	(282,550)	460,908
National Tax-Free Money Market Fund	149,981,999	—	—	—
Prime Money Market Fund	1,625,851,820	—	—	—
U.S. Treasury Money Market Fund	687,407,399	—	—	—
Capital Manager Conservative Growth Fund	57,712,522	5,943,139	(1,116,690)	4,826,449
Capital Manager Moderate Growth Fund	81,247,656	10,539,169	(836,430)	9,702,739
Capital Manager Growth Fund	61,303,898	9,131,949	(313,705)	8,818,244
Capital Manager Equity Fund	31,829,476	5,774,986	—	5,774,986

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BB&T Funds

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President
(principal executive officer)

Date August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President
(principal executive officer)

Date August 27, 2007

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer
(principal financial officer)

Date August 27, 2007

*	Print the name and title of each signing officer under his or her signature.